AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 2009

1933 ACT FILE NO. 333-68740
1940 ACT FILE NO. 811-10487

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 16	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 17	[X]

(Check appropriate box or boxes.)

HOTCHKIS AND WILEY FUNDS
(Exact name of Registrant as Specified in Charter)

725 S. Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Address of Principal Executive Office) (Zip Code)

(213) 430-1000
Registrant’s Telephone Number, including Area Code

Anna Marie Lopez
725 S. Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(Name and Address of Agent for Service)

Copy to:
Mitchell E. Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ____________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This PEA No. 16 to the Registration Statement of Hotchkis and Wiley Funds (the “Trust”) is being filed to respond to SEC comments with respect to the Hotchkis and Wiley High Yield Fund.

P R O S P E C T U S - C l a s s A a n d C l a s s C S h a r e s

March 31, 2009

High Yield Fund

The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

PAGE
Fund Facts

About the Funds	1

Risk/Return Summary	5

Fees and Expenses	6

Additional Information	7

SHAREHOLDER SERVICES

About Class A and Class C Shares	8

How to Buy, Sell, Transfer and Exchange Shares	11

How Shares are Priced	15

Dividends and Taxes	16

THE MANAGEMENT TEAM

Management of the Fund	18

Financial Highlights	18

INFORMATION ABOUT THE FUND	Back Cover

Please find the Fund’s Privacy Policy inside the back cover of this Prospectus.

HOTCHKIS AND WILEY FUNDS

Fund Facts

ABOUT THE FUND

The Hotchkis and Wiley High Yield Fund is available for purchase only to certain residents of states in which the Fund’s shares are registered for sale.

What is the Fund’s investment objective and main investment strategies?

The Hotchkis and Wiley High Yield Fund’s (the “Fund”) investment objective is to seek high current income combined with the opportunity for capital appreciation to maximize total return.

The Fund normally invests at least 80% of its net assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forward or derivatives such as options, futures contracts or swap agreements rated below investment grade (i.e., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, determined by Hotchkis and Wiley Capital Management, LLC (the “Advisor”) to be of comparable quality).  The Fund may not invest more than 10% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Advisor to be of comparable quality. The Fund may also invest in investment grade fixed income instruments. The average portfolio duration of the Fund normally will vary within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of December 31, 2008 was 4.1 years. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security. The Fund also may invest up to 10% of its total assets in preferred stocks, including convertible preferreds.

Securities Selection
The Fund seeks high current income combined with the opportunity for capital appreciation to maximize total return.  The Fund’s investment objective is fundamental and may not be changed without shareholder approval.  The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates, foreign currency appreciation or improving credit fundamentals for a particular market sector or security.

In selecting securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The Advisor identifies these areas by grouping bonds into sectors such as industry, quality and structure.  The Advisor also considers relative value in other bond sectors, such as money markets, governments, corporates, mortgages, asset-backed and international. Once investment opportunities are identified, the Advisor will shift assets among sectors and individual securities, depending upon changes in relative valuations and credit spreads. There is no guarantee that the Advisor’s security selection techniques will produce the desired results.

What are the main risks of investing in the Fund?

As with any mutual fund, the value of the Fund’s investments, and therefore the value of Fund shares, may go down.  Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are described in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time. The section “Description of the Funds, Their Investments and Risks” in the Statement of Additional Information (“SAI”) also includes more information about the Fund, its investments and the related risks.  If the value of the Fund’s investments goes down, you may lose money.  We cannot guarantee that the Fund will achieve its investment objective or that the Fund’s performance will be positive for any period of time.

HOTCHKIS AND WILEY FUNDS
1

FUND FACTS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s principal risks are listed below:

Interest Rate Risk
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Credit Risk
The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk
The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.  These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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2

FUND FACTS
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Derivatives Risk
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various types of derivative instruments that the Fund may use are described in detail under “Description of the Funds, Their Investments and Risks” in the SAI. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage-Related and Other Asset-Backed Risk
Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk
The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Market Risk
Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk
If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

HOTCHKIS AND WILEY FUNDS
3

FUND FACTS

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor and the portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Smaller Company Risk
The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Portfolio Turnover
The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Percentage Investment Limitations
Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities
Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The SAI describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Rating restrictions are reviewed at time of purchase.  The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase or the Fund’s minimum rating requirements. The Advisor does not rely solely on credit ratings, and may develop its own analysis of issuer credit quality.  The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Temporary Defensive Investments
The Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds, money market mutual funds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.

This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund.  As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of the Advisor and the individual portfolio manager. Please see “Description of the Funds, Their Investments and Risks” in the SAI for information about the securities and investment techniques and other strategies and techniques that may be used by the Fund.

HOTCHKIS AND WILEY FUNDS
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FUND FACTS

Who should invest?

The Fund may be an appropriate investment for you if you:

•	Are seeking to achieve income from a portfolio of high yield securities.

•	Are willing to accept loss of principal and increased volatility associated with a portfolio of high yield securities.

•	Are seeking to maximize total return through investments in a portfolio of high yield securities.

•	Are willing to accept the risk that the value of your investment may decline in order to seek total return.

•	Want a professionally managed portfolio.

RISK/RETURN SUMMARY

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year.  Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.  Performance information will be available after the Fund has been in operation for one calendar year.

HOTCHKIS AND WILEY FUNDS
5

 FUND FACTS

FEES AND EXPENSES

The Fund offers three different classes of shares. Only Class A and Class C shares are offered through this Prospectus. Class I shares are offered through a separate prospectus.

The table shows the different fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. Future expenses may be greater or less than those indicated below.

Fees and Expenses of the Fund	Class A	Class C(b)
Shareholder Fees (fees paid directly from your investment)(a):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%(c)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None(d)	1.00%(c)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees(e)	0.55%	0.55%
Distribution and Service (12b-1) Fees(f)	0.25%	1.00%
Other Expenses(g)	0.82%	0.82%
Total Annual Fund Operating Expenses	1.62%	2.37%
Expense Waiver/Reimbursement(e)	-0.67%	-0.67%
Net Annual Fund Operating Expenses(e)	0.95%	1.70%

(a)
Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares. See “How to Buy, Sell, Transfer and Exchange Shares.” Shareholders will be charged a fee by the Fund’s transfer agent for outgoing wire transfers, returned checks and stop payment orders.

(b)	Class C shares automatically convert to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees.
(c)	Some investors may qualify for reductions in or waivers of the sales charge (load).
(d)
You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year. For information regarding deferred sales charges, please see “Class A Shares” and “Reduction or Waiver of Deferred Sales Charge Applicable to Class A and Class C Shares” in the “Shareholder Services” section.

(e)
The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses through March 31, 2010 to ensure that Net Annual Fund Operating Expenses do not exceed certain limits: Class A – 0.95%, Class C – 1.70%.

(f)	If you hold Class C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought the other class.
(g)	Other Expenses are based on estimated amounts of expenses that the Fund expects to incur in its initial fiscal year.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to that particular class and that the Fund’s operating expenses remain the same except for the expense reimbursement in effect for the first year, and then you redeem all of your shares at the end of those periods. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	Expenses if you did redeem your shares		Expenses if you did not redeem your shares
	Class A	Class C	Class A	Class C
One year	$ 468	$ 273	$ 468	$ 173
Three years*	804	675	804	675

*
This expense does not reflect the continuation beyond the first year of the contractual agreement between the Advisor and the Trust for the Fund that limits expenses incurred by the Fund.  This arrangement expires on March 31, 2010 and is renewable.

HOTCHKIS AND WILEY FUNDS
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FUND FACTS

ADDITIONAL INFORMATION

Each year the Fund will send investors an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your financial intermediary otherwise.

If you would like further information about the Fund, including how it invests, please see the SAI, which is available on the Fund’s website (www.hwcm.com).

The Fund’s complete portfolio holdings as of each month-end generally will be available on the last business day of the following month on the Fund’s website. This information will, at a minimum, remain on the Fund’s website until the Fund files its list of portfolio holdings on Form N-Q or Form N-CSR, as applicable, with the Securities and Exchange Commission for the relevant periods. A complete description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings can be found in the SAI.

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Shareholder Services

ABOUT CLASS A AND CLASS C SHARES

Only Class A shares and Class C shares are offered through this Prospectus.  Class I shares are offered through a separate prospectus.

Each class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares.  Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals.

The Fund’s shares are distributed by Quasar Distributors, LLC (the “Distributor”).

If you select Class A shares, you generally pay the Distributor a sales charge at the time of purchase. You may be eligible for a sales charge reduction or waiver.  The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and service fees for the sale, distribution and shareholder servicing of its shares.  If you buy Class A shares, you also pay out of Fund assets this distribution and service fee of 0.25%. Because distribution and service fees are paid out of Fund assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.  In addition, you may be subject to a deferred sales charge if you redeem an investment of $1,000,000 or more within one year.

If you select Class C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution and service fee, as described above, of 1.00%. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you redeem Class C shares within one year.

Certain financial intermediaries that make the Fund’s shares available to their customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of Fund shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Fund’s transfer agent.  The compensation is discretionary and may be available only to selected selling and servicing agents.  The Advisor, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources.  The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate, a financial intermediary’s sales of Fund shares, assets in Fund shares held by the intermediary’s customers, or other factors.  In addition, consistent with applicable regulations, the Advisor, the Distributor or their affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items.  See the SAI for a discussion of marketing and support payments and sub-transfer agency policies.

To better understand the pricing of the Fund’s shares, we have summarized the information below:

	Class A	Class C
Availability	Generally available through selected securities dealers and other financial intermediaries.	Generally available through selected securities dealers and other financial intermediaries.
Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges available or waived for certain investments.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No. (May be charged for purchases over $1 million that are redeemed within one year.)	Yes. Payable if you redeem within one year of purchase.
Redemption Fee?	No.	No.
Distribution and Service Fees?	0.25%	1.00%
Conversion to A Shares?	Not applicable.	Yes. Automatically after approximately eight years.

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SHAREHOLDER SERVICES

Class A Shares

If you select Class A shares, you will pay a sales charge at the time of purchase as shown in the following table. Securities dealers’ compensation will be as shown in the last column.

	Sales Charge	Sales Charge	Dealer Compensation
	as a % of	as a % of	as a % of
Your Investment	Offering Price	Your Investment*	Offering Price
Less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.25%	3.36%	3.00%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and over	0.00%	0.00%	0.00%**
* Rounded to the nearest one-hundredth percent. ** The Advisor pays up to 0.75% of the Offering Price as compensation to dealers.

No initial sales charge applies to shares that you buy through reinvestment of dividends.

If you invest $1,000,000 or more in Class A shares, you do not pay an initial sales charge, and the Advisor compensates the selling dealer or other financial intermediary.  You may be charged a deferred sales charge of 0.75% if you redeem your shares within one year after purchase.  Shares acquired through reinvestment of distributions are not subject to a CDSC.  Your deferred sales charge will be based on the original cost of the shares if you redeem only a portion of your total shares.  If you redeem all of your shares, the deferred sales charge will be assessed on the lower of original cost or current market value.  In either case, shares not subject to a CDSC will be sold first.  The circumstances in which a deferred sales charge may be reduced or waived are included under the heading “Reduction or Waiver of Deferred Sales Charges Applicable to Class A and Class C Shares” in this section.

Investors qualifying for significantly reduced initial sales charges on Class A shares may find the initial sales charge alternative particularly attractive, because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A shares, because over time the accumulated ongoing distribution and service fees on Class C shares may exceed the initial sales charges and lower distribution and service fees on Class A shares. In addition, the ongoing Class C distribution and service fees will cause Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the Class A shares.

A reduced or waived sales charge on a purchase of Class A shares may apply for:

•	Purchases under a Right of Accumulation or Letter of Intent;

•	Certain programs of selected securities dealers and other financial intermediaries that have an agreement with the Distributor or its affiliates;

•	Registered representatives (and their immediate family members as described below under “Right of Accumulation”) of brokers-dealers who act as selling agents; and

•	Certain defined contribution plans.

Investors may need to provide their broker-dealer with the information necessary to take full advantage of reduced or waived Class A sales charges.

Right of Accumulation

A Right of Accumulation permits you to pay the sales charge applicable to the current market value based on the maximum offer price of all shares you own in the Fund held at the financial intermediary at which you are making the current purchase. If the current purchase is made directly through the transfer agent, then only those shares held directly at the transfer agent may apply toward the right of accumulation. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation. The following are relationships that, if held individually or in any combination within the group, can be aggregated: the individual; his/her spouse; his/her children under 21; any account that has the same social security number as the individual; his/her spouse and/or his/her children under 21. In order to receive a reduced sales charge, you must, at the time of purchase, provide sufficient information to permit verification that the purchase qualifies for the discount. All eligible shareholder names, account numbers and tax identification numbers, along with an indication of the relationship to the investor, must be included at the time of the initial purchase. The Right of Accumulation may be amended or terminated at any time.

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Letter of Intent

A Letter of Intent permits you to pay the sales charge that would be applicable if you add up all Class A shares of the Fund that you agree to buy within a 13-month period, starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is not a binding obligation to purchase any amount of Class A shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if you notify the transfer agent in writing of this intent within the 90-day period. The value of Class A shares of the Fund presently held, based on the maximum offer price, on the date of the first purchase under the Letter of Intent may be included as a credit toward the completion of the Letter, but the reduced sales charge applicable to the amount covered by the Letter will be applied only to new purchases. At the end of the 13-month period, if the total amount of shares does not equal the amount stated in the Letter of Intent, you will be notified and must pay the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares equal to 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge, but there will be no retroactive reduction of the sales charges on any previous purchase. Purchasers who may qualify for this further reduced sales charge must provide the transfer agent with sufficient information to permit confirmation of qualification. In order to execute a Letter of Intent, please contact the transfer agent at 1-866-HW-FUNDS (1-866-493-8637).

If you redeem Class A shares and within 60 days buy new Class A shares in the Fund and register the account in the same way as the redeemed shares, you will not pay a sales charge on the new purchase amount. The amount eligible for this “Reinstatement Privilege” may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant, selected securities dealer, other financial intermediary or the transfer agent at 1-866-HW-FUNDS (1-866-493-8637).

You can find information about sales loads and breakpoints on the Fund’s website at www.hwcm.com and in the SAI, which is also available on the website.

Class C Shares
If you select Class C shares, you do not pay an initial sales charge at the time of purchase. However, the Distributor compensates the selling dealer or other financial intermediary. If you redeem your Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution and service fees of 1.00% each year under a distribution plan that the Fund has adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the distribution fees primarily to compensate financial consultants, selected securities dealers or other financial intermediaries who assist you in purchasing Fund shares and also to cover the costs of marketing and advertising. The service fees pay for personal services provided to shareholders and the maintenance of shareholder accounts.  Proceeds from the CDSC and the 1.00% Distribution Plan payments made in the first year after purchase are paid to the Distributor and are used in whole or in part by the Distributor to pay the Advisor for financing the 1.00% up-front commission to dealers who sell Class C shares.

Shareholders eligible to invest at net asset value ($1 million sales charge breakpoint discount) may not purchase Class C shares.

If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%.  Shares acquired through reinvestment of distributions are not subject to a CDSC.  Your deferred sales charge will be based on the original cost of the shares being redeemed.  Shares not subject to a CDSC will be sold first.  If you sell only some of your shares, shares not subject to a CDSC are sold first.  The circumstances in which a deferred sales charge may be reduced or waived are included under the heading “Reduction or Waiver of Deferred Sales Charges Applicable to Class A and Class C Shares” in this section.

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Your Class C shares convert automatically into Class A shares approximately eight years after purchase.  Class A shares are subject to lower annual expenses than Class C shares.  The conversion of Class C shares to Class A shares is not a taxable event for Federal income tax purposes.

Reduction or Waiver of Deferred Sales Charge Applicable to Class A and Class C Shares
The deferred sales charge relating to Class A and Class C shares may be reduced or waived in the following cases:

•	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2 years old;

•	Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;

•
Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held;

•	Redemptions resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;

•	Withdrawals through a Systematic Withdrawal Plan;

•	Certain qualified plans for which the Distributor does not pay upfront commissions to selected dealers; and

•	Redemptions of shares acquired through reinvestment of dividends and distributions.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The following chart summarizes how to buy, sell, transfer and exchange shares through your financial consultant, selected securities dealer, broker, investment adviser, service provider or other financial intermediary. Because the selection of a mutual fund involves many considerations, your financial consultant, selected securities dealer or other financial intermediary may help you with this decision. The Fund does not issue share certificates.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent if you need additional assistance with your application.

If we do not reasonably believe a customer’s identity, the account will be rejected or the customer will not be allowed to perform transactions until clarifying information is received. The Fund reserves the right to close the account within five (5) business days if such information is not received.

Shares of the Fund have not been registered for sale outside of the United States.

If You Want To	Your Choices	Information Important for You to Know
Buy Shares	First, select the share class appropriate for you.	Refer to the pricing of shares table on page 8. Be sure to read this Prospectus carefully.
Next, determine the amount of your investment.
The minimum initial investment is $2,500 ($1,000 for IRA or other individual retirement accounts). There is no minimum initial investment for retirement plans.  (The minimums for initial investments may be reduced or waived under certain circumstances.)
Financial advisors, broker dealers, bank trust departments, or other financial intermediaries offering asset allocation models or other fee based programs may have initial investment minimums of less than $2,500.  Consult your investment professional for the minimum initial investment specified by the program’s provider.

Have your financial consultant, selected securities dealer or other financial intermediary submit your purchase order.
The price of your shares is based on the next calculation of NAV after receipt of your order. Purchase orders received prior to the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) are priced at the NAV determined that day (plus applicable sales charges for Class A shares). Certain financial intermediaries, however, may require submission of orders prior to that time.
Purchase orders received after that time are priced at the NAV determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain financial intermediaries may charge a fee to process a purchase.

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If You Want To	Your Choices	Information Important for You to Know
Purchase through the transfer agent
Purchase By Mail
Send a completed account application along with a check payable to HOTCHKIS AND WILEY FUNDS to the following address:

(regular mail)
Hotchkis and Wiley Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

(overnight)
Hotchkis and Wiley Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.
Checks must be drawn on a U.S. bank in U.S. dollars for the exact amount of the purchase.  You will receive the NAV (plus applicable sales charges for Class A shares) next determined after the transfer agent receives your check and completed application. The Fund will not accept payment in cash, money orders, and cashier’s checks in an amount less than $10,000, U.S. Treasury checks, credit card checks, traveler’s checks, starter checks, drafts or third party checks. The Fund is unable to accept post dated checks, post dated on-line bill pay checks or any conditional order or payment.  If your check does not clear, you will be charged a $25 service charge and for any other losses sustained by the Fund.

Purchase By Wire
If you are making your first investment in the Fund, before you wire funds, the transfer agent must have a completed account application.  You may mail or overnight deliver your account application to the transfer agent.  Upon receipt of your completed account application, the transfer agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your financial institution to send the wire.  Your financial institution must include the name of the Fund you are purchasing, the account number, and your name so that the wire may be correctly applied.  Your bank should transmit funds by wire to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to HOTCHKIS AND WILEY FUNDS
[Name of Fund]
shareholder name and account number
Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Add to Your Investment	Purchase additional shares
The minimum investment for additional purchases is generally $100. (The minimums for additional purchases may be waived under certain circumstances.)
If you purchased your shares through the transfer agent, forms for additional contributions are included with your account statements or by calling 1-866-HW-FUNDS (1-866-493-8637). You may purchase additional shares via wire. Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit of your wire.
Your financial consultant, selected securities dealer or other financial intermediary may also submit your order.

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge.
Participate in the automatic investment plan
You may invest a specific amount on a periodic basis through the transfer agent. The current minimum for such automatic investments is $100 (subsequent to the minimum initial investment). The minimum may be waived or revised under certain circumstances. To participate in the plan, your financial institution must be a member of the Automated Clearing House (“ACH”) network. You may change or terminate your participation in the plan at any time by notifying the transfer agent five (5) business days prior to your next transaction.   To change your financial institution, a signature guarantee may be required. If your financial institution rejects your transaction, the transfer agent will charge a $25 fee to your account. Selected securities dealers or other financial intermediaries may also offer automatic investment plans.

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If You Want To	Your Choices	Information Important for You to Know
Transfer Shares to Another Securities Dealer or Other Financial Intermediary	Transfer to a participating securities dealer or other financial intermediary
You may transfer your Fund shares to another selected securities dealer or other financial intermediary if authorized dealer agreements are in place between the Distributor and the transferring intermediary and the Distributor and the receiving intermediary. Certain shareholder services may not be available for all transferred shares. You may only purchase additional shares of the Fund previously owned before the transfer. All future trading of these assets must be coordinated by the receiving intermediary.

	Transfer to a non-participating securities dealer or other financial intermediary	You must either: • Transfer your shares to an account with the transfer agent or • Sell your shares, paying any applicable deferred sales charge.
Sell Your Shares	Have your financial consultant, selected securities dealer or other financial intermediary submit your sales order.
The price of your shares is based on the next calculation of NAV after receipt of your order. For your redemption request to be priced at the NAV on the day of your request (minus applicable deferred sales charges for Class A and Class C shares), you must submit your request to your selected securities dealer or other financial intermediary prior to that day’s close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time).
Certain financial intermediaries, however, may require submission of orders prior to that time. Redemption requests received after that time are priced (less applicable deferred sales charges for Class A and Class C shares) at the NAV at the close of regular trading on the next business day. Certain financial intermediaries may charge a fee to process a sale of shares.
The Fund may reject an order to sell shares under certain circumstances permitted by the Securities and Exchange Commission, including during unusual market conditions or emergencies when the Fund can’t determine the value of its assets or sell its holdings.

Sell through the transfer agent
You may sell shares held at the transfer agent by writing to the transfer agent at the address on the back cover of this Prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required, but may be waived, if your redemption proceeds (i) are more than $50,000, (ii) are sent to any person, address or bank account not on record, (iii) are sent to an address on record that has changed within 30 days, or (iv) are paid to a corporation, partnership, trust or fiduciary. A signature guarantee may be required when adding telephone redemption privileges or adding/changing automated financial institution instructions on an existing account or when ownership has changed on the account. In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances.  You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange or registered securities association. A notary public seal will not be acceptable. You may have to supply additional documentation at the request of the transfer agent, depending on the type of account. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election will generally be subject to a 10% withholding.
All requests received in good order by the transfer agent before the close of regular trading on the New York Stock Exchange (generally 4:00 pm Eastern time) will be processed that day and the proceeds will usually be sent the next day. You may have a check sent to the address of record, proceeds may be wired to your pre-determined financial institution account or proceeds may be sent via electronic funds transfer through the ACH network using instructions previously provided to the transfer agent for your account. There is a $15 fee for outgoing wire transfers. In all cases, proceeds will be processed within seven calendar days following a properly completed request. If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund or the transfer agent may delay mailing your proceeds. This delay will usually not exceed 12 days from the date of purchase.
You may also sell shares held at the transfer agent by telephone request if the amount being sold does not exceed $50,000 and if certain other conditions are met. Contact the transfer agent at 1-866-HW-FUNDS (1-866-493-8637) for details.

Sell Shares Systematically	Participate in the Fund’s Systematic Withdrawal Plan
You can choose to receive systematic payments from your Fund account either by check or through direct deposit to your financial institution account of at least $100 per payment if you have at least $10,000 in your account. You can generally arrange through the transfer agent or your selected securities dealer or other financial intermediary for systematic sales of shares of a fixed dollar amount as frequently as monthly, subject to certain conditions. Under either method, you should have dividends automatically reinvested.

The deferred sales charge is waived for systematic redemptions. Ask your financial intermediary or the transfer agent for details. Each withdrawal is a taxable event.

Exchange Your Shares	Select the Fund into which you want to exchange.
You can exchange your shares of the Fund for shares of another Fund subject to the policies and procedures adopted by the participating securities dealer or other financial intermediary and to the policies described below. The minimum exchange amount is $1,000. Exchanges are generally considered a sale for Federal income tax purposes.

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If You Want To	Your Choices	Information Important for You to Know

Each class of Fund shares is generally exchangeable for shares of the same class of another Fund, unless the Fund is closed or limited to new accounts.  Exchanges to closed Funds will not be permitted unless the exchange is being made into an existing Fund account.

For Class A and Class C shares, in an exchange between Funds, the holding period of the original Fund will be aggregated with the holding period of the current Fund when calculating a deferred sales charge at the redemption of those shares.

To exercise the exchange privilege, contact your financial consultant, selected securities dealer or other financial intermediary or call the transfer agent at 1-866-HW-FUNDS (1-866-493-8637).

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Redemption in Kind
The Fund reserves the right to pay redemption proceeds to shareholders with large accounts in securities instead of cash in certain circumstances.

Liquidating Small Accounts
Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account if the NAV of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts. A redemption of all of your shares in the Fund will generally be treated as a sale for Federal income tax purposes, and depending on the investor and type of account, may be subject to tax.

Right to Suspend Sales and Reject Purchase Orders
The Fund reserves the right to suspend the offering of shares at any time, and to reject a purchase order.

The Advisor and the Fund are dedicated to minimizing or eliminating short-term and/or active trading in the Fund. Purchases and exchanges of the Fund should be made for long-term investment purposes. Short-term or excessive trading into or out of the Fund may harm other shareholders in various ways, including disrupting portfolio management strategies, increasing brokerage and administrative costs, and causing the Fund to generate taxable gains. To protect the interests of the long-term shareholders of the Fund, the Board of Trustees has adopted the following policies and has authorized the Advisor to make adjustments to specific provisions in these policies as necessary to ensure their effectiveness. The Advisor will report any adjustments to these policies to the Board.

The Fund discourages frequent purchases and redemptions of Fund shares, whether for "market timing" or any other purpose. Accordingly, the Fund reserves the right to reject any purchase or exchange request for any reason, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may reject any purchase order, including an exchange, from any investor who, in the Advisor's opinion, has a pattern of short-term or excessive trading in the Fund or other mutual funds or whose trading has been disruptive to the Fund or other mutual funds.

The Fund monitors trading activity in a variety of ways. Active trading within a 30-day period will generally be questioned if the trades meet certain thresholds for materiality. However, the Fund may reject trades from any shareholder who the Fund believes is engaged in excessive trading, whether or not in violation of these guidelines. The Fund may consider trading patterns over a longer period than 30 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Fund considers the information available to it at the time and reserves the right to consider trading activity in multiple accounts under common ownership, control or influence. Additionally, these guidelines may be changed at any time without prior notice to shareholders.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund. Judgments related to the rejection of purchases and the banning of future trades are inherently subjective and involve some selectivity in their application. The Advisor will seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

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Persons engaged in excessive trading practices may use a variety of strategies to avoid detection, such as trading through multiple financial intermediaries or within omnibus accounts that pool transactions together in one account. The Fund may not be able to effectively monitor or detect excessive or short-term trading that occurs through financial intermediaries, particularly in an omnibus account. It is common for a substantial portion of Fund shares to be held in omnibus accounts. The Fund may not always be able to detect or curtail excessive or short-term trading in omnibus accounts, which may harm shareholders as described above.

In addition, the Fund attempts to limit exchanges in retirement plans, which often trade in omnibus accounts, to no more than one round-trip exchange per participant within a 30-day period. It is the responsibility of plan sponsors to communicate the Fund’s restrictions to plan participants and monitor and apply the exchange limitation. The exchange limits may be modified to conform to individual plan exchange limits, Department of Labor regulations and automated asset allocation or dollar-cost-averaging programs. Certain automated or pre-established exchange, asset allocation and dollar-cost-averaging programs may not be subject to these exchange limits.

The Distributor has entered into agreements with respect to financial advisers and other financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial advisers and other financial intermediaries undertake to cooperate with the Advisor and the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading of the Fund’s shares through such accounts.  Certain plan recordkeepers may offer the Fund a menu of options designed to limit active trading.  These options may include blocking of exchanges or round-trip limitations for certain time periods.  Generally, the Fund prefers to implement buy blocks, whereby a participant who initiates a sale in the Fund would not be able to make a purchase for 30 days.  This limitation does not include payroll contributions, rollovers, loan transactions, automatic rebalancing or other similar transactions.  It may not be practical for each plan sponsor and/or recordkeeper to implement this systematic limitation or other short-term trading policies of the Fund.   The Fund will accept as adequate reasonable policies and procedures to detect and deter active trading even though those policies may not be as restrictive as those of the Fund.  Shareholders who own shares of the Fund through plan sponsors may request copies of such policies and procedures from those plan sponsors and/or recordkeepers.

For purposes of application of these policies, the Fund generally does not consider the following types of transactions to be active trading (unless significant in size or frequency of trades):

•	With respect to discretionary wrap programs, changes in investment models by research teams;
•	“Rebalancing” transactions by brokers or investment advisors to align accounts with target portfolios;
•	“Rebalancing” transactions by shareholders between taxable and non-taxable accounts;
•	Sales and purchases effected for the purpose of changing the class of Fund shares held;
•	Sales and purchases effected for the purpose of realizing tax gains/losses in order to offset other tax gains/losses; and
•	Sales and purchases effected by plan sponsors, recordkeepers or other intermediaries for various operational purposes.

HOW SHARES ARE PRICED

When you buy shares, you pay the NAV next determined after receipt of your order. This is the offering price. The NAV of a class of the Fund is the market value in U.S. dollars of the Fund’s net assets (i.e., assets less liabilities) attributable to that class, divided by the number of shares outstanding in that class. Expenses, including the fees payable to the Advisor, are accrued daily. Shares are also redeemed at their NAV. The Fund calculates its NAV (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing.

Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The NAV used in determining your price is the next one calculated after your purchase or redemption order is received. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

Assets are valued primarily on the basis of market quotations as provided by independent pricing vendors.  Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services, which take into account appropriate factors such as institutionalized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.  If market quotations are not available, the Fund will use fair value.  The Fund has adopted fair valuation procedures for use in appropriate circumstances. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Instances where it may be necessary to fair value a security include, among others: outstanding voluntary corporate actions which have not yet converted to the new securities and significant events or actions occurring after the close of the relevant market but before the Fund calculates its NAVs. The Board of Trustees has delegated to the Advisor the authority to approve fair value determinations in any situation that would impact the Fund’s NAV by less than a penny per share.  If the proposed valuation would impact the Fund's NAV by a penny or more per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

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The Fund has authorized one or more financial intermediaries to receive on its behalf purchase and redemption orders. Such intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary’s authorized designee, receives the order. Customer orders will be priced at the NAV for the applicable class of the Fund (plus any applicable sales charge or minus any applicable deferred sales charge or redemption fee) next computed after they are received by an authorized intermediary or the intermediary’s authorized designee and accepted by the Fund. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Generally, Class A shares will have a higher NAV than Class C shares. Also, dividends paid on Class A shares will generally be higher than dividends paid on Class C shares because Class A shares have lower expenses.

DIVIDENDS AND TAXES

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class A and Class C shares are expected to be lower than dividends on Class I shares as a result of the distribution fees applicable to Class A and Class C shares. The Fund intends to declare income dividends daily and distribute them monthly to shareholders of record.  In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.  The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

Fund shares will normally begin to earn dividends on the business day after payment is received by the Trust. Fund shares will normally earn dividends through the date of redemption. Fund shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption.  When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information described above may vary.

Dividends and distributions may be reinvested automatically in shares of the Fund at NAV or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with the Fund, contact your dealer or intermediary about which option you would like. If your account is with the transfer agent and you would like to receive dividends in cash, contact the transfer agent. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the then current NAV and to reinvest all subsequent distributions.

You may be subject to Federal income tax on distributions from the Fund, whether you receive them in cash or additional shares.

If you redeem Fund shares or exchange them for shares of another Hotchkis and Wiley Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. Certain “qualifying dividend income” is taxed at the same rates as capital gains. Distributions from the Fund also may be subject to foreign, state and local income taxes.

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Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.  Certain interest-related dividends and short-term capital gain dividends, as designated by the Fund, may be exempt from that tax.

By law, the Fund must withhold 28% of your dividends and redemption proceeds if the taxpayer identification number or social security number you have provided is incorrect.

This section summarizes some of the consequences under current Federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

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The Management Team

MANAGEMENT OF THE FUND

The Advisor
Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, has been the Fund’s investment advisor since its inception. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are current and former employees of the Advisor, and Stephens-H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor was organized as an investment advisor in 1980 and had approximately $10 billion in investment company and other portfolio assets under management as of December 31, 2008.  The Advisor supervises and arranges the purchase and sale of securities held in the Fund’s portfolio.

The annual fee paid to the Advisor as a percentage of average net assets is 0.55% for the Fund.

The Advisor has agreed to make reimbursements so that the regular annual operating expenses of the Fund will be limited to 0.95% for Class A shares and 1.70% for Class C shares.  The Advisor has agreed to these expense limits through March 31, 2010, and will thereafter give shareholders at least 30 days’ notice if this reimbursement policy will change.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement will be available in the annual report to shareholders for the fiscal year ending June 30, 2009.

Portfolio Manager
Ray Kennedy, Portfolio Manager, has primary responsibility for making day-to-day investment decision for the Fund.  Mr. Kennedy has been the Fund’s portfolio manager since its inception.  Prior to joining the Advisor in 2008, Mr. Kennedy was Managing Director, Portfolio Manager and a senior member of PIMCO's investment strategy group where he managed high yield assets from 1996 to 2007.  Prior to that, he was at Prudential Insurance Company of America, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities.  Prior to working for Prudential, he was a consultant for Andersen Consulting (now Accenture) in Los Angeles and London.  He holds a bachelor's degree from Stanford University and an M.B.A. from the Anderson Graduate School of Management at the University of California, Los Angeles.

Please see the SAI for more information about management of the Fund, including additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

No financial highlights are presented because the Fund had not commenced investment operations prior to the date of this Prospectus.

HOTCHKIS AND WILEY FUNDS
18

PRIVACY POLICY

The Hotchkis and Wiley Funds and Hotchkis and Wiley Capital Management, LLC recognize and respect the privacy of the Trust’s shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic information about you from one or more of the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose to third parties any nonpublic personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy policy applies to Hotchkis and Wiley Funds and Hotchkis and Wiley Capital Management, LLC.

This page is not part of the Prospectus.

PP-1

P R O S P E C T U S - C l a s s A a n d C l a s s C S h a r e s
INFORMATION ABOUT THE FUND

Advisor
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(213) 430-1000

Administrator, Fund Accountant and
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
1-866-HW-FUNDS (1-866-493-8637)

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202-5207

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

Please read this Prospectus before you invest in the Fund. Keep the Prospectus for future reference. You can get additional information about the Fund in:

– Statement of Additional Information – SAI
(incorporated by reference into, legally a part of, this Prospectus)

Additional information about the Funds will be available in:

– Annual Report
(contains a discussion of market conditions and investment strategies that significantly affected Fund performance)

– Semi-annual Report

To get this information and other information regarding the Funds free of charge or for shareholder questions, contact the Fund’s transfer agent.

The current SAI is available on the Funds’ website at www.hwcm.com.

Information about the Fund, including the SAI, annual report and semi-annual report, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., by calling (202) 551-8090 for information on the operation of the public reference room. This information is also available on the SEC’s website at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0213.

You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

Investment Company Act File #811-10487
CODE #HWF-PHAC-0309
The Hotchkis and Wiley Funds are distributed
by Quasar Distributors, LLC.

	NASDAQ	CUSIP

High Yield Class A	pending	44134R727

High Yield Class C	pending	pending

P R O S P E C T U S - C l a s s I S h a r e s

March 31, 2009

High Yield Fund

The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Please find the Fund’s Privacy Policy inside the back cover of this Prospectus.

HOTCHKIS AND WIILEY FUNDS

Fund Facts

ABOUT THE FUND

The Hotchkis and Wiley High Yield Fund is available for purchase only to certain residents of states in which the Fund’s shares are registered for sale.

What is the Fund’s investment objective and main investment strategies?

The Hotchkis and Wiley High Yield Fund’s (the “Fund”) investment objective is to seek high current income combined with the opportunity for capital appreciation to maximize total return.

The Fund normally invests at least 80% of its net assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forward contracts or derivatives such as options, futures contracts or swap agreements rated below investment grade (i.e., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, determined by Hotchkis and Wiley Capital Management, LLC (the “Advisor”) to be of comparable quality).  The Fund may not invest more than 10% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Advisor to be of comparable quality. The Fund may also invest in investment grade fixed income instruments. The average portfolio duration of the Fund normally will vary within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of December 31, 2008 was 4.1 years. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security. The Fund also may invest up to 10% of its total assets in preferred stocks, including convertible preferreds.

Securities Selection
The Fund seeks high current income combined with the opportunity for capital appreciation to maximize total return.  The Fund’s investment objective is fundamental and may not be changed without shareholder approval.  The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates, foreign currency appreciation or improving credit fundamentals for a particular market sector or security.

In selecting securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The Advisor identifies these areas by grouping bonds into sectors such as industry, quality and structure.  The Advisor also considers relative value in other bond sectors, such as money markets, governments, corporates, mortgages, asset-backed and international. Once investment opportunities are identified, the Advisor will shift assets among sectors and individual securities, depending upon changes in relative valuations and credit spreads. There is no guarantee that the Advisor’s security selection techniques will produce the desired results.

What are the main risks of investing in the Fund?

As with any mutual fund, the value of the Fund’s investments, and therefore the value of Fund shares, may go down.  Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are described in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time. The section “Description of the Funds, Their Investments and Risks” in the Statement of Additional Information (“SAI”) also includes more information about the Fund, its investments and the related risks.  If the value of the Fund’s investments goes down, you may lose money.  We cannot guarantee that the Fund will achieve its investment objective or that the Fund’s performance will be positive for any period of time.

HOTCHKIS AND WILEY FUNDS
1

FUND FACTS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s principal risks are listed below:

Interest Rate Risk
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Credit Risk
The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk
The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.  These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

HOTCHKIS AND WILEY FUNDS
2

FUND FACTS

Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Derivatives Risk
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various types of derivative instruments that the Fund may use are described in detail under “Description of the Funds, Their Investments and Risks” in the SAI. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage-Related and Other Asset-Backed Risk
Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk
The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Market Risk
Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk
If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

HOTCHKIS AND WILEY FUNDS
3

FUND FACTS

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor and the portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Smaller Company Risk
The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Portfolio Turnover
The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Percentage Investment Limitations
Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities
Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The SAI describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Rating restrictions are reviewed at time of purchase.  The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase or the Fund’s minimum rating requirements. The Advisor does not rely solely on credit ratings, and may develop its own analysis of issuer credit quality.  The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Temporary Defensive Investments
The Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds, money market mutual funds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.

This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund.  As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of the Advisor and the individual portfolio manager. Please see “Description of the Funds, Their Investments and Risks” in the SAI for information about the securities and investment techniques and other strategies and techniques that may be used by the Fund.

HOTCHKIS AND WILEY FUNDS
4

FUND FACTS

Who should invest?

The Fund may be an appropriate investment for you if you:

•	Are seeking to achieve income from a portfolio of high yield securities.

•	Are willing to accept loss of principal and increased volatility associated with a portfolio of high yield securities.

•	Are seeking to maximize total return through investments in a portfolio of high yield securities.

•	Are willing to accept the risk that the value of your investment may decline in order to seek total return.

•	Want a professionally managed portfolio.

RISK/RETURN SUMMARY

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year.  Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.  Performance information will be available after the Fund has been in operation for one calendar year.

HOTCHKIS AND WILEY FUNDS
5

FUND FACTS

FEES AND EXPENSES

The Fund offers three different classes of shares. Only Class I shares are offered through this Prospectus. Class A and Class C shares are offered through a separate prospectus. Not everyone is eligible to buy Class I shares.

The table shows the different fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Future expenses may be greater or less than those indicated below.

Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (a):
Management Fees(b)	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses(c)	0.82%
Total Annual Fund Operating Expenses	1.37%
Expense Waiver/Reimbursement(b)	-0.67%
Net Annual Fund Operating Expenses(b)	0.70%

(a)
Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares. See “How to Buy Shares,” “How to Sell Shares” and “How to Exchange Shares.” Shareholders will be charged a fee by the Fund’s transfer agent for outgoing wire transfers, returned checks and stop payment orders.

(b)	The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses through March 31, 2010 to ensure that Net Annual Fund Operating Expenses do not exceed 0.70%.
(c)	Other Expenses are based on estimated amounts of expenses that the Fund expects to incur in its initial fiscal year.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same except for the expense reimbursement in effect for the first year, and then you redeem all of your shares at the end of those periods. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Fund	$ 72	$ 368*

*  This expense does not reflect the continuation beyond the first year of the contractual agreement between the Advisor and the Trust for the Fund that limits expenses incurred by the Fund.  This arrangement expires on March 31, 2010 and is renewable.

HOTCHKIS AND WILEY FUNDS
6

FUND FACTS

ADDITIONAL INFORMATION

Each year the Fund will send investors an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your financial intermediary otherwise.

If you would like further information about the Fund, including how it invests, please see the SAI, which is available on the Fund’s website (www.hwcm.com).

The Fund’s complete portfolio holdings as of each month-end generally will be available on the last business day of the following month on the Fund’s website. This information will, at a minimum, remain on the Fund’s website until the Fund files its list of portfolio holdings on Form N-Q or Form N-CSR, as applicable, with the Securities and Exchange Commission for the relevant periods. A complete description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings can be found in the SAI.

HOTCHKIS AND WILEY FUNDS
7

Shareholder Services

ABOUT CLASS I SHARES

Only Class I shares are offered through this Prospectus. Not everyone is eligible to buy Class I shares.  Other available classes of the Fund are offered through a separate prospectus.

Each class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of the Fund. If you qualify to purchase Class I shares, you should purchase them rather than any other class, since the other share classes have higher expenses than Class I shares.

The Fund’s shares are distributed by Quasar Distributors, LLC (the “Distributor”).

Investors may purchase Class I shares of the Fund at the net asset value per share of Class I (“NAV”) without a sales charge or other fee. Class I shares are offered primarily for direct investments by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain omnibus or pooled accounts for the Fund and do not require the Fund or the Advisor to pay an annual administrative or service fee greater than 0.25% generally may purchase Class I shares, subject to investment minimums.

The minimum initial investment for Class I shares is $1 million. The Advisor may waive the initial minimum in certain circumstances, including the following:

•	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.

•	Employees of the Advisor and its affiliates and their families.

•	Employee benefit plans sponsored by the Advisor.

•	Certain wrap programs offered by financial intermediaries.

•	Trustees of the Hotchkis and Wiley Funds and their families.

•	Institutional clients of the Advisor.

•	Defined contribution plans of at least $30 million or defined contribution plans that the Advisor believes will reach the $1 million minimum within the first year.

•	The minimum initial investment for registered investment advisors purchasing shares for their clients through transaction fee programs is $250,000 per Fund.

Certain financial intermediaries that make the Fund’s shares available to their customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of Fund shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Fund’s transfer agent.  The compensation is discretionary and may be available only to selected selling and servicing agents.  The Advisor, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources.  The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate, a financial intermediary’s sales of Fund shares, assets in Fund shares held by the intermediary’s customers, or other factors.  In addition, consistent with applicable regulations, the Advisor, the Distributor or their affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items.  See the SAI for a discussion of marketing and support payments and sub-transfer agency policies.

HOTCHKIS AND WILEY FUNDS
8

SHAREHOLDER SERVICES

HOW TO BUY SHARES

Before making an initial investment in Class I shares, you should call the Advisor at 1-800-796-5606 to determine if you are eligible to invest in Class I. The Advisor will provide you with an account application and give you further instructions on how to invest. The Fund’s transfer agent must have received your completed application before you may make an initial investment.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent if you need additional assistance with your application.

If we do not reasonably believe a customer’s identity, the account will be rejected or the customer will not be allowed to perform transactions until clarifying information is received. The Fund reserves the right to close the account within five (5) business days if such information is not received.

Shares of the Fund have not been registered for sale outside of the United States.

Wire
Before you wire money, call 1-866-HW-FUNDS (1-866-493-8637) to notify the Fund of the wire to ensure proper credit when the wire is received. Instruct your bank to send the wire to the transfer agent at:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to HOTCHKIS AND WILEY FUNDS
Hotchkis and Wiley High Yield Fund
[Shareholder name and account number]

Wires received by the transfer agent before the New York Stock Exchange closes (generally 4:00 p.m. Eastern time) receive that day’s NAV.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Mail
You also can invest by sending a check payable to HOTCHKIS AND WILEY FUNDS at the following address:

(regular mail)	(overnight)
Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Checks must be drawn on a U.S. bank in U.S. dollars for the exact amount of the purchase. You will receive the NAV next determined after the transfer agent receives your check and completed account application. The transfer agent does not accept cash, money orders, cashier’s checks in amounts less than $10,000, U.S. Treasury checks, credit card checks, travelers’ checks, starter checks, drafts or third party checks. The transfer agent is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  If your check doesn’t clear, you will be charged for any loss sustained by the Fund and a $25 service charge. Forms for additional contributions by check or change of address are included with account statements, or you can request them by calling 1-866-HW-FUNDS (1-866-493-8637).

Automatic Investment Plan (“AIP”)
You may invest a specific amount on a periodic basis through the Fund’s transfer agent. The current minimum for such automatic investments is $100 (subsequent to the minimum initial investment). The minimum may be waived or revised under certain circumstances. To participate in the AIP, your financial institution must be a member of the Automated Clearing House (“ACH”) network. You may change or terminate your participation in the AIP at any time by notifying the transfer agent five (5) business days prior to your next transaction.   To change your financial institution, a signature guarantee may be required. If your financial institution rejects your transaction, the transfer agent will charge a $25 fee to your account. Selected securities dealers or other financial intermediaries may also offer automatic investment plans.

HOTCHKIS AND WILEY FUNDS
9

SHAREHOLDER SERVICES

Right to Suspend Sales and Reject Purchase Orders
The Fund reserves the right to suspend the offering of shares at any time, and to reject a purchase order.

The Advisor and the Fund are dedicated to minimizing or eliminating short-term and/or active trading in the Fund. Purchases and exchanges of the Fund should be made for long-term investment purposes. Short-term or excessive trading into or out of the Fund may harm other shareholders in various ways, including disrupting portfolio management strategies, increasing brokerage and administrative costs, and causing the Fund to generate taxable gains. To protect the interests of the Fund’s long-term shareholders, the Board of Trustees has adopted the following policies and has authorized the Advisor to make adjustments to specific provisions in these policies as necessary to ensure their effectiveness. The Advisor will report any adjustments to these policies to the Board.

The Fund discourages frequent purchases and redemptions of Fund shares, whether for "market timing" or any other purpose. Accordingly, the Fund reserves the right to reject any purchase or exchange request for any reason, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may reject any purchase order, including an exchange, from any investor who, in the Advisor's opinion, has a pattern of short-term or excessive trading in the Fund or other mutual funds or whose trading has been disruptive to the Fund or other mutual funds.

The Fund monitors trading activity in a variety of ways. Active trading within a 30-day period will generally be questioned if the trades meet certain thresholds for materiality. However, the Fund may reject trades from any shareholder who the Fund believes is engaged in excessive trading, whether or not in violation of these guidelines. The Fund may consider trading patterns over a longer period than 30 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Fund considers the information available to them at the time and reserves the right to consider trading activity in multiple accounts under common ownership, control or influence. Additionally, these guidelines may be changed at any time without prior notice to shareholders.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund. Judgments related to the rejection of purchases and the banning of future trades are inherently subjective and involve some selectivity in their application. The Advisor will seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Persons engaged in excessive trading practices may use a variety of strategies to avoid detection, such as trading through multiple financial intermediaries or within omnibus accounts that pool transactions together in one account. The Fund may not be able to effectively monitor or detect excessive or short-term trading that occurs through financial intermediaries, particularly in an omnibus account. It is common for a substantial portion of Fund shares to be held in omnibus accounts. The Fund may not always be able to detect or curtail excessive or short-term trading in omnibus accounts, which may harm shareholders as described above.

In addition, the Fund attempts to limit exchanges in retirement plans, which often trade in omnibus accounts, to no more than one round-trip exchange per participant within a 30-day period. It is the responsibility of plan sponsors to communicate the Fund’s restrictions to plan participants and monitor and apply the exchange limitation. The exchange limits may be modified to conform to individual plan exchange limits, Department of Labor regulations and automated asset allocation or dollar-cost-averaging programs. Certain automated or pre-established exchange, asset allocation and dollar-cost-averaging programs may not be subject to these exchange limits.

The Distributor has entered into agreements with respect to financial advisers and other financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial advisers and other financial intermediaries undertake to cooperate with the Advisor and the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading of the Fund’s shares through such accounts.  Certain plan recordkeepers may offer the Fund a menu of options designed to limit active trading.  These options may include blocking of exchanges or round-trip limitations for certain time periods.  Generally, the Fund prefers to implement buy blocks, whereby a participant who initiates a sale in the Fund would not be able to make a purchase for 30 days.  This limitation does not include payroll contributions, rollovers, loan transactions, automatic rebalancing or other similar transactions.  It may not be practical for each plan sponsor and/or recordkeeper to implement this systematic limitation or other short-term trading policies of the Fund.   The Fund will accept as adequate reasonable policies and procedures to detect and deter active trading even though those policies may not be as restrictive as those of the Fund.  Shareholders who own shares of the Fund through plan sponsors may request copies of such policies and procedures from those plan sponsors and/or recordkeepers.

HOTCHKIS AND WILEY FUNDS
10

SHAREHOLDER SERVICES

For purposes of application of these policies, the Fund generally does not consider the following types of transactions to be active trading (unless significant in size or frequency of trades):

•	With respect to discretionary wrap programs, changes in investment models by research teams;
•	“Rebalancing” transactions by brokers or investment advisors to align accounts with target portfolios;
•	“Rebalancing” transactions by shareholders between taxable and non-taxable accounts;
•	Sales and purchases effected for the purpose of changing the class of Fund shares held;
•	Sales and purchases effected for the purpose of realizing tax gains/losses in order to offset other tax gains/losses; and
•	Sales and purchases effected by plan sponsors, recordkeepers or other intermediaries for various operational purposes.

General
The Fund may accept orders from certain qualified institutions, with payment made to the Fund at a later time. The Advisor is responsible for ensuring that such payment is made on a timely basis. An institution which makes such a purchase for an investor may charge the investor a reasonable service fee.  The Fund does not issue share certificates.

HOW TO SELL SHARES

Mail
You can redeem shares (sell them back to the Fund) by sending us a letter that includes:
• The Fund’s name;
• Your account name;
• Your account number;
• The number of shares or dollar amount you want to redeem; and
• Signatures of all registered owners with signatures guaranteed (if applicable).
Send your request to:

(regular mail)	(overnight)
Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

The redemption request will not be accepted unless it contains all required documents in proper form, as described below. If the request is in proper form, the shares will be sold at the NAV next determined after the transfer agent or an authorized financial intermediary or its designee receives the request.

Telephone
You can also redeem by telephone. Call 1-866-HW-FUNDS (1-866-493-8637) and tell us:

• Your account name;
• Your account number; and
• Dollar amount or number of shares you want to redeem ($1,000 minimum).

HOTCHKIS AND WILEY FUNDS
11

SHAREHOLDER SERVICES

We will send you a check to the address in our records, wire the proceeds to your pre-determined bank account or electronically transfer the proceeds through the ACH network using instructions previously provided to the transfer agent. In all cases, proceeds will be processed within seven calendar days following receipt of a properly completed request. There is a $15 fee for outgoing wire transfers. To redeem shares by telephone, you must have filled out an account application for this privilege. In order to arrange for the telephone redemption option after your account has been established or to change your financial institution account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. The request must be signed by each account holder and may require a signature guarantee.

In electing a telephone redemption, the investor authorizes the Fund and the transfer agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by the Fund or the transfer agent to be genuine. Neither the Fund nor the transfer agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Systematic Withdrawal Plan
You can choose to receive systematic payments from your Fund account either by check or through direct deposit to your financial institution account of at least $100 per payment if you have at least $10,000 in your account. You can generally arrange through the transfer agent or your selected securities dealer or other financial intermediary for systematic sales of shares of a fixed dollar amount as frequently as monthly, subject to certain conditions. Under either method, you must have dividends automatically reinvested.

Ask your financial intermediary or the transfer agent for details. Each withdrawal is a taxable event.

Proper Form
Signature Guarantee

A signature guarantee will generally be required, but may be waived, if:

•     You redeem more than $50,000;
•	Your redemption proceeds are sent to any person, address or bank account not on record;

•	A change of address was received by the transfer agent within the last 30 days;

•     Your proceeds are paid to a corporation, partnership, trust or fiduciary;
•     The ownership is changed on your account;
•     You establish or modify certain services on an account.

In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances.

You can get a signature guarantee from:
• A bank which is a member of the FDIC;
• A trust company;
• A member firm of a national securities exchange; or
• Another eligible guarantor institution.
A guarantee must be signed by an authorized signatory of the guarantor institution and include the words “Signature Guaranteed.” We will not accept signature guarantees from notaries public. Additional documents may be needed from corporations or other organizations, fiduciaries or anyone other than the shareholder of record.

IRA or Other Retirement Plan Redemptions
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election will generally be subject to a 10% withholding.

HOTCHKIS AND WILEY FUNDS
12

SHAREHOLDER SERVICES

Delays in Redeeming Shares
At certain times when allowed by the Securities and Exchange Commission, we may reject a redemption request or delay sending your check or wiring your redemption proceeds, including during unusual market conditions or emergencies when a Fund can’t determine the value of its assets or sell its holdings.

Payments
If you recently bought shares with a check, the Fund may delay payment of redemption proceeds until the transfer agent is reasonably satisfied that the check has cleared. This may take up to 12 calendar days from the date of purchase.

Redemption in Kind
The Fund reserves the right to pay redemption proceeds to shareholders with large accounts in securities instead of cash in certain circumstances.

Liquidating Small Accounts
Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account if the NAV of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts. A redemption of all of your shares in the Fund will generally be treated as a sale for Federal income tax purposes, and depending on the investor and type of account, may be subject to tax.

HOW TO EXCHANGE SHARES

You can exchange Class I shares of the Fund for Class I shares of another Hotchkis and Wiley Fund subject to a $1,000 minimum. Any shares exchanged are subject to policies described on pages 10 – 11.  Exchanges are generally considered a sale for Federal income tax purposes.

Mail
You can exchange shares by sending us a letter that includes:
• Your account name;
• Your account number;
• The dollar amount or number of shares you want to exchange;
• The Fund you want to sell and the Fund you want to buy; and
• Signatures of all account owners.

Send your request to:

(regular mail)	(overnight)
Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Telephone
You can exchange shares by calling us at 1-866-HW-FUNDS (1-866-493-8637) as long as you have notified us ahead of time that you want this privilege. See “How to Sell Shares.”

HOTCHKIS AND WILEY FUNDS
13

SHAREHOLDER SERVICES

HOW SHARES ARE PRICED

When you buy shares, you pay the NAV next determined after receipt of your order. This is the offering price. The NAV of a class of the Fund is the market value in U.S. dollars of the Fund’s net assets (i.e., assets less liabilities) attributable to that class, divided by the number of shares outstanding in that class. Expenses, including the fees payable to the Advisor, are accrued daily. Shares are also redeemed at their NAV. The Fund calculates its NAV (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing. Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The NAV used in determining your price is the next one calculated after your purchase or redemption order is received. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

Assets are valued primarily on the basis of market quotations as provided by independent pricing vendors.  Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services, which take into account appropriate factors such as institutionalized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.  If market quotations are not available, the Fund will use fair value.  The Fund has adopted fair valuation procedures for use in appropriate circumstances. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Instances where it may be necessary to fair value a security include, among others: outstanding voluntary corporate actions which have not yet converted to the new securities and significant events or actions occurring after the close of the relevant market but before the Fund calculates its NAVs. The Board of Trustees has delegated to the Advisor the authority to approve fair value determinations in any situation that would impact the Fund’s NAV by less than a penny per share.  If the proposed valuation would impact the Fund's NAV by a penny or more per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when received in proper form by the intermediary or designee and the order will receive the NAV next computed by the Fund after such receipt. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

DIVIDENDS AND TAXES

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class A and Class C shares are expected to be lower than dividends on Class I shares as a result of the distribution fees applicable to Class A and Class C shares. The Fund intends to declare income dividends daily and distribute them monthly to shareholders of record.  In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.  The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

Fund shares will normally begin to earn dividends on the business day after payment is received by the Trust. Fund shares will normally earn dividends through the date of redemption. Fund shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption.  When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information described above may vary.

Dividends and distributions may be reinvested automatically in shares of the Fund at NAV or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with the Fund, contact your dealer or intermediary about which option you would like. If your account is with the transfer agent and you would like to receive dividends in cash, contact the transfer agent. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the then current NAV and to reinvest all subsequent distributions.

HOTCHKIS AND WILEY FUNDS
14

SHAREHOLDER SERVICES

You may be subject to Federal income tax on distributions from the Fund, whether you receive them in cash or additional shares.

If you redeem Fund shares or exchange them for shares of another Hotchkis and Wiley Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. Certain “qualifying dividend income” is taxed at the same rates as capital gains. Distributions from the Fund also may be subject to foreign, state and local income taxes.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.  Certain interest-related dividends and short-term capital gain dividends, as designated by the Fund, may be exempt from that tax.

By law, the Fund must withhold 28% of your dividends and redemption proceeds if the taxpayer identification number or social security number you have provided is incorrect.

This section summarizes some of the consequences under current Federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

HOTCHKIS AND WILEY FUNDS
15

The Management Team

MANAGEMENT OF THE FUND

The Advisor
Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, has been the Fund’s investment advisor since its inception. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are current and former employees of the Advisor, and Stephens-H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor was organized as an investment advisor in 1980 and had approximately $10 billion in investment company and other portfolio assets under management as of December 31, 2008.  The Advisor supervises and arranges the purchase and sale of securities held in the Fund’s portfolio.

The annual fee paid to the Advisor as a percentage of average net assets is 0.55% for the Fund.

The Advisor has agreed to make reimbursements so that the regular annual operating expenses of the Fund will be limited to 0.70%.  The Advisor has agreed to these expense limits through March 31, 2010, and will thereafter give shareholders at least 30 days’ notice if this reimbursement policy will change.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement will be available in the annual report to shareholders for the fiscal year ending June 30, 2009.

Portfolio Manager
Ray Kennedy, Portfolio Manager, has primary responsibility for making day-to-day investment decision for the Fund.  Mr. Kennedy has been the Fund’s portfolio manager since its inception.  Prior to joining the Advisor in 2008, Mr. Kennedy was Managing Director, Portfolio Manager and a senior member of PIMCO's investment strategy group where he managed high yield assets from 1996 to 2007.  Prior to that, he was at Prudential Insurance Company of America, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities.  Prior to working for Prudential, he was a consultant for Andersen Consulting (now Accenture) in Los Angeles and London.  He holds a bachelor's degree from Stanford University and an M.B.A. from the Anderson Graduate School of Management at the University of California, Los Angeles.

Please see the SAI for more information about management of the Fund, including additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

No financial highlights are presented because the Fund had not commenced investment operations prior to the date of this Prospectus.

HOTCHKIS AND WILEY FUNDS
16

PRIVACY POLICY

The Hotchkis and Wiley Funds and Hotchkis and Wiley Capital Management, LLC recognize and respect the privacy of the Trust’s shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic information about you from one or more of the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose to third parties any nonpublic personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy policy applies to Hotchkis and Wiley Funds and Hotchkis and Wiley Capital Management, LLC.

This page is not part of the Prospectus.

PP-1

P R O S P E C T U S - C l a s s I S h a r e s
INFORMATION ABOUT THE FUND

Advisor
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(213) 430-1000

Administrator, Fund Accountant and
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
1-866-HW-FUNDS (1-866-493-8637)

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202-5207

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

Please read this Prospectus before you invest in the Fund. Keep the Prospectus for future reference. You can get additional information about the Fund in:

– Statement of Additional Information – SAI
(incorporated by reference into, legally a part of, this Prospectus)

Additional information about the Funds will be available in:

– Annual Report
(contains a discussion of market conditions and investment strategies that significantly affected Fund performance)

– Semi-annual Report

To get this information and other information regarding the Funds free of charge or for shareholder questions, contact the Fund’s transfer agent.

The current SAI is available on the Funds’ website at www.hwcm.com.

Information about the Fund, including the SAI, annual report and semi-annual report, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., by calling (202) 551-8090 for information on the operation of the public reference room. This information is also available on the SEC’s website at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0213.

You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

Investment Company Act File #811-10487
CODE #HWF-PHAC-0309
The Hotchkis and Wiley Funds are distributed
by Quasar Distributors, LLC.

	NASDAQ	CUSIP

High Yield Class I	HWHIX	44134R735

STATEMENT OF ADDITIONAL INFORMATION

Hotchkis and Wiley Funds

725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439
Phone No. 1-866-HW-FUNDS (1-866-493-8637)
_______________

Hotchkis and Wiley Core Value Fund (“Core Value Fund”), Hotchkis and Wiley Large Cap Value Fund (“Large Cap Value Fund”), Hotchkis and Wiley Mid-Cap Value Fund (“Mid-Cap Value Fund”), Hotchkis and Wiley Small Cap Value Fund (“Small Cap Value Fund”), Hotchkis and Wiley All Cap Value Fund (“All Cap Value Fund”) and Hotchkis and Wiley High Yield Fund (“High Yield Fund”) (each, a “Fund” and collectively, the “Funds”) are funds (or series) of Hotchkis and Wiley Funds (the “Trust”). The Trust is an open-end, management investment company which is organized as a Delaware statutory trust.
_______________

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated August 29, 2008 for the Core Value, Large Cap Value, Mid-Cap Value, Small Cap Value and All Cap Value Funds’ Class I shares, the Prospectus dated August 29, 2008 for the Large Cap Value and Mid-Cap Value Funds’ Class A, Class C and Class R shares, the Core Value, Small Cap Value and All Cap Value  Funds’ Class A and Class C shares, the Prospectus dated March 31, 2009 for the High Yield Fund’s Class I shares and the Prospectus dated March 31, 2009 for the High Yield Fund’s Class A and Class C shares (each, a “Prospectus”). The Prospectuses have been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling the Funds at 1-866-HW-FUNDS (1-866-493-8637) or your financial consultant or other financial intermediary, or by writing to the Funds at U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The Prospectuses are incorporated by reference into this SAI, and this SAI is incorporated by reference into the Prospectuses. The Funds’ (with the exception of the High Yield Fund) audited financial statements are incorporated into this SAI by reference to their Annual Report for the fiscal year ended June 30, 2008, and the Funds’ (with the exception of the High Yield Fund) unaudited financial statements are incorporated into this SAI by reference to their Semi-Annual Report for the six months ended December 31, 2008. You may request a copy of the Annual Report or Semi-Annual Report at no charge by calling 1-866-HW-FUNDS (1-866-493-8637).
_______________

Hotchkis and Wiley Capital Management, LLC — (“Advisor”)
_______________

The date of this SAI is March 31, 2009.

TABLE OF CONTENTS

Page
TRUST HISTORY	1
DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS	1
Investment Restrictions	1
Bonds	2
Borrowing	2
Convertible Securities	2
Corporate Debt Securities	3
Corporate Loans	3
Delayed Funding Loans and Revolving Credit Facilities	3
Derivative Instruments	3
Emerging market Securities	7
Event-Linked Exposure	8
Equity Securities	8
Foreign (Non-U.S.) Securities	9
Foreign Investment Risks	9
Foreign (Non-U.S.) Currencies	10
Foreign Currency Options and Related Risks	10
Forward Foreign Currency Exchange Contracts	11
Illiquid or Restricted Securities	12
Inflation-Indexed Bonds	12
Investments in Other Investment Companies	13
Leverage	12
Limited Partnerships	13
Loan Participations and Assignments	13
Mortgage-Related and Other Asset-Backed Securities	14
Municipal Bonds	13
Real Estate Investment Trusts	14
Repurchase Agreements	15
Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings	15
Rule 144A Securities	15
Securities Lending	15
Short Sales	15
Short Sales Against-the-Box	16
Swap Agreements	16
U.S. Government Securities	17
Variable and Floating Rate Securities	17
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	17
MANAGEMENT	21
Compensation of Trustees	21
Investment Advisory Agreements	22
Portfolio Managers	24
Principal Underwriter and Administrator	25
Code of Ethics	25
Proxy Voting Policy	25
Portfolio Transactions and Brokerage	27
Disclosure of Portfolio Holdings	29
Marketing and Support Payments	30
Sub-Transfer Agency Expenses	30
PURCHAE OF SHARES	30
Initial Sales Charge Alternative – Class A Shares	32
Deferred Sales Charge Alternative – Class C Shares	33
Class R Shares	33
Distribution Plan	35
Limitations on the Payment of Deferred Sales Charges	35
Anti-Money Laundering	35
REDEMPTION OF SHARES	36
PRICING OF SHARES	36
Determination of Net Asset Value	37
DIVIDENDS AND TAX STATUS	38
GENERAL INFORMATION	38
Description of Shares	39
Issuance of Fund Shares for Securities	39
Redemption in-Kind	39
Independent Registered Public Accounting Firm	40

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Custodian	40
Transfer Agent	40
Legal Counsel for the Trust	40
Legal Counsel for the Independent Trustees	40
Reports to Shareholders	40
Shareholder Inquiries	40
Additional Information	40
Principal Holders	40
FINANCIAL STATEMENTS	44
APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES	A-1
APPENDIX B – DESCRIPTION OF RATINGS	B-1

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TRUST HISTORY

The Trust was formed on July 23, 2001 as a Delaware statutory trust. The Trust is an open-end, management investment company currently consisting of five separate diversified series (the Core Value Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund and the High Yield Fund) and one separate non-diversified series (the All Cap Value Fund).  The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the “Mercury HW Funds”).  On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange.  The performance of the Large Cap Value Fund, Mid-Cap Value Fund and Small Cap Value Fund includes the historical performance of their predecessors.

DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

The investment objectives, principal investment strategies and related principal risks of the Funds are set forth in the Prospectuses. This SAI includes additional information about those investment strategies and risks as well as information about other investment strategies in which the Funds may engage and the risks associated with such strategies.

Investment Restrictions

Each Fund has adopted the following restrictions (in addition to their investment objectives) as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of that Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the vote of the holders of a “majority” of a Fund’s outstanding voting securities means the vote of the holders of the lesser of (1) 67% or more of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares.

Except as noted, none of the Funds may:

1.
Purchase any security, other than obligations of the U.S. government, its agencies, or instrumentalities (“U.S. government securities”), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund’s total assets (determined at the time of investment) would then be invested in securities of a single issuer; or (ii) 25% or more of the Fund’s total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry. This restriction does not apply to the All Cap Value Fund.

2.
Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

3.
Except for the High Yield Fund, make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund’s net assets (taken at current value) is held as collateral for such sales at any one time.

4.
Issue senior securities, borrow money or pledge its assets except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; none of the Funds will purchase any additional portfolio securities while such borrowings are outstanding, except for the High Yield Fund.  The High Yield Fund may borrow from banks in amounts not exceeding 33 1/3% of its total assets (including borrowings) and may pledge its assets to secure such borrowings.

5.
Purchase any security (other than U.S. government securities) if as a result, with respect to 75% of the Fund’s total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.  This restriction does not apply to the All Cap Value Fund.

6.
Purchase or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

7.	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

8.	Make investments for the purpose of exercising control or management.

9.	Make loans except to the extent permitted by the 1940 Act, and any regulations, interpretations or exemptive or other relief granted thereunder.

In addition, the All Cap Value Fund may not:

1.
Purchase any security (other than U.S. government securities) if as a result, 25% or more of the Fund’s total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry, except for temporary defensive purposes.

2.	Purchase any security (other than U.S. government securities) if as a result, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

Any percentage limitation on a Fund’s investments is determined when the investment is made, unless otherwise noted. The above restrictions do not prohibit representatives of a Fund or the Advisor from participating on creditor’s committees with respect to the Fund’s portfolio investments.

The Large Cap Value Fund, the Mid-Cap Value Fund, the Small Cap Value Fund and the High Yield Fund will provide 60 days’ prior written notice to shareholders of a change in that Fund’s non-fundamental policy of investing at least 80% of its net assets plus borrowings for investment purposes in the type of investments suggested by the Fund’s name.

Bonds

The term “bond” or “bonds” as used in the Prospectuses and this SAI is intended to include all manner of fixed-income securities, debt securities and other debt obligations unless specifically defined or the context requires otherwise.

Borrowing

The Funds, except for the High Yield Fund, may borrow for temporary or emergency purposes in amounts not exceeding 10% of each Fund’s total assets.  The High Yield Fund may borrow money in amounts not exceeding 33 1/3% of its total assets.  The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed.  Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio.  This is the speculative factor known as leverage.

Convertible Securities

The Funds may invest in convertible securities of domestic or foreign issuers rated investment grade (any of the four highest grades) by a major rating agency or, if unrated, of comparable quality in the Advisor’s opinion. The Mid-Cap Value Fund and the Small Cap Value Fund also may invest up to 5% of their respective total assets in convertible securities rated below investment grade, but not below B, or, if unrated, of comparable quality in the Advisor’s opinion. Convertible securities are generally preferred stocks and other securities, including fixed-income securities and warrants, which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

In general, the market value of a convertible security is at least the higher of its “investment value” (that is, its value as a fixed-income security) or its “conversion value” (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no security’s investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Corporate Debt Securities

A Fund’s investments in corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor’s opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Corporate Loans

The Funds can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a “syndicate.” The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent developed financial problems, a Fund may not recover its investment, or there might be a delay in the Fund’s recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.

Delayed Funding Loans and Revolving Credit Facilities

The High Yield Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the High Yield Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the High Yield Fund is committed to advance additional funds, it will mark as segregated cash or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Derivative Instruments

To the extent consistent with their investment objectives and policies and the investment restrictions listed in this SAI, the Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with respect to credit default, foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. Each Fund will mark as segregated cash or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under forward contracts, futures contracts, swap agreements and options to avoid leveraging of the Fund.

Options on Securities and on Securities Indexes. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the Prospectuses and if permitted by its investment restrictions. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission (“CFTC”). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund’s securities or the price of the securities which the Fund intends to purchase. A Fund’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund’s exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will mark as segregated (and mark-to-market on a daily basis) cash or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

Risk Factors in Futures Transactions and Options. Investment in futures contracts involves the risk of imperfect correlation between movements in the price of the futures contract and the price of the security being hedged. The hedge will not be fully effective when there is imperfect correlation between the movements in the prices of two financial instruments. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund will experience either a loss or gain on the futures contract which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts.

The particular securities comprising the index underlying the index financial futures contract may vary from the securities held by a Fund. As a result, the Fund’s ability to hedge effectively all or a portion of the value of its securities through the use of such financial futures contracts will depend in part on the degree to which price movements in the index underlying the financial futures contract correlate with the price movements of the securities held by the Fund. The correlation may be affected by disparities in the Fund’s investments as compared to those comprising the index and general economic or political factors. In addition, the correlation between movements in the value of the index may be subject to change over time as additions to and deletions from the index alter its structure. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

Each Fund expects to liquidate a majority of the futures contracts it enters into through offsetting transactions on the applicable contract market. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its investments. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. A Fund will enter into a futures position only if, in the judgment of the Advisor, there appears to be an actively traded secondary market for such futures contracts.

The successful use of transactions in futures and related options also depends on the ability of the Advisor to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund or such rates move in a direction opposite to that anticipated, the Fund may realize a loss on a hedging transaction which is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.

Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contracts can result in substantial unrealized gains or losses. There is also the risk of loss by a Fund of margin deposits in the event of the bankruptcy of a broker with whom the Fund has an open position in a financial futures contract.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Emerging Market Securities

The Funds may invest in securities and instruments that are economically tied to developing (or “emerging market”) countries. Emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, the Advisor generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. The Advisor has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, a Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. The Advisor will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The High Yield Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the High Yield Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings of relevant Brady Bonds.

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Event-Linked Exposure

The High Yield Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to, defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the High Yield Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the High Yield Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Equity Securities

Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The effects of the sub-prime mortgage crisis that began to unfold in 2007 continue to manifest in nearly all the sub-divisions of the financial services industry.  Sub-prime mortgage related losses and write downs among investment banks and similar institutions reached significant levels in 2008.  The impact of these losses among traditional banks, investment banks, broker/dealers and insurers has forced a number of large such institutions into either liquidation or combinations, while drastically increasing the volatility of their stock prices.  In some cases, the U.S. government has acted to bail out select institutions, such as insurers, however the risks associated with investment in stocks of such issuers has nonetheless increased substantially.

Congress has recently passed legislation to provide the U.S. Department of the Treasury with the authority to issue up to $700 billion of Treasury securities to finance the purchase of troubled assets from financial institutions.  There can be no assurance that this legislation will cause the risks associated with investment in the stock market in general or in financial services company stocks to decrease.

Foreign (Non-U.S.) Securities

The Funds may invest in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Advisor generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, the Advisor generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for the Fund from investing in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Funds may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers or other foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.  European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement.  Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.  GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.  A Fund may invest in unsponsored Depositary Receipts.  The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.  Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

The High Yield Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Foreign Investment Risks

Foreign Market Risk.  Each Fund may invest a portion of its assets in foreign securities.  Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.

Foreign Economy Risk.  The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position.  Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or otherwise adversely affect a Fund’s operations. Other foreign market risks include difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund’s portfolio managers to completely and accurately determine a company’s financial condition.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Foreign (Non-U.S.) Currencies

The High Yield Fund may invest directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies and will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

The High Yield Fund may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the High Yield Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the High Yield Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The High Yield Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the High Yield Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The High Yield Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The High Yield Fund mark as segregated cash or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Foreign Currency Options and Related Risks

The Funds may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Risks of Options Trading. The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.

Forward Foreign Currency Exchange Contracts

The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that the Advisor believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another. For example, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency, or (2) the Fund will mark as segregated account cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund’s total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Illiquid or Restricted Securities

Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

A Fund may invest in securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “Securities Act”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Inflation-Indexed Bonds

The High Yield Fund may invest in inflation-indexed bonds.  Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Investments in Other Investment Companies

The Funds can invest in securities of other investment companies except to the extent prohibited by law. Like all equity investments, these investments may go up or down in value. They also may not perform in correlation with a Fund’s principal strategies. The Funds will pay additional fees through their investments in other investment companies.

Leverage

Certain transactions of the High Yield Fund may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Advisor will mark as segregated cash or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover the transactions that may give rise to such risk.  The High Yield Fund also may be exposed to leveraging risk by borrowing money for investment purposes. Leveraging may cause the High Yield Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause the High Yield Fund to be more volatile than if the High Yield Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of the High Yield Fund’s portfolio securities.

Limited Partnerships

The Funds can invest in limited partnership interests.

Loan Participations and Assignments

The High Yield Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the High Yield Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the High Yield Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

The High Yield Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The High Yield Fund may invest in other asset-backed securities that have been offered to investors.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the High Yield Fund may invest include municipal lease obligations. The High Yield Fund may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The High Yield Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

The High Yield Fund may invest, without limitation, in residual interest bonds (“RIBs”), which brokers create by depositing municipal bonds in trusts. The trusts in turn issue variable rate securities and RIBs. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

In a transaction in which the High Yield Fund purchases a RIB from a trust, and the underlying municipal bond was held by the High Yield Fund prior to being deposited into the trust, the High Yield Fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, the High Yield Fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the High Yield Fund’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the High Yield Fund where the High Yield Fund did not previously own the underlying municipal bond.

Real Estate Investment Trusts

Each Fund may invest in securities of companies in the real estate industry generally or in real estate investment trusts (“REITs”). Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks.

Companies in the real estate industry and real estate related investments may include, for example, REITs that either own properties or make construction or mortgage loans, real estate developers, companies with substantial real estate holdings, and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies.  Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.  The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT.

An investment in a REIT, or in a real estate-linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Repurchase Agreements

The Small Cap Value Fund may purchase debt securities maturing more than one year from the date of purchase only if they are purchased subject to repurchase agreements. The Core Value Fund, the Large Cap Value Fund, the Mid-Cap Value Fund, the All Cap Value Fund and the High Yield Fund have no such restriction on maturities of portfolio securities. A repurchase agreement is an agreement where the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund’s money is invested in the repurchase agreement. A Fund’s repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of those instruments declines, the Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

Reverse Repurchase Agreements, Dollar Rolls And Other Borrowings

The High Yield Fund may enter into reverse repurchase agreements and dollar rolls, subject to the High Yield Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by the High Yield Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The High Yield Fund will segregate or “earmark” assets determined to be liquid by the Advisor to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Fund.

Rule 144A Securities

A Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act.  The Trustees have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Trustees.  The Trustees have adopted guidelines and delegated to the Advisor the daily function of determining and monitoring liquidity of restricted securities.  The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations.  This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

Securities Lending

Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions.  In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  Each Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned.  A Fund receives the income on the loaned securities.  Where a Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral.  Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower.  As a result, the Fund’s yield may increase.  Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.  The Fund is obligated to return the collateral to the borrower at the termination of the loan.  A Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral.  In the event the borrower defaults on any of its obligations with respect to a securities loan, a Fund could suffer a loss where there are losses on investments made with the cash collateral or where the value of the securities collateral falls below the market value of the borrowed securities.  A Fund could also experience delays and costs in gaining access to the collateral.  Each Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans.

Short Sales

The High Yield Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The High Yield Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the High Yield Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the High Yield Fund.  Short sales expose the High Yield Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the High Yield Fund. The High Yield Fund making a short sale must segregate or “earmark” assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. The High Yield Fund may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Short Sales Against-the-Box

Each Fund can borrow and sell “short” securities when a Fund also owns an equal amount of those securities (or their equivalent). Except for the High Yield Fund, no more than 25% of a Fund’s total assets (33 1/3% in the case of the High Yield Fund) can be held as collateral for short sales at any one time.

Swap Agreements

The Funds may enter into credit default, interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to a swap counter-party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of a Fund’s portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. Restrictions imposed by the Internal Revenue Code may limit a Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. Government Securities

U.S. government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies’ obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is acceptable.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed by the Conservator of the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

The Funds may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investment Growth Receipts” (“TIGRs”) and “Certificates of Accrual on Treasury Securities” (“CATS”), and are not issued by the U.S. Treasury; therefore they are not U.S. government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The High Yield Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. The High Yield Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The High Yield Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities. Additionally, the Fund may invest, without limitation, in RIBs.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments

A Fund may purchase or sell securities that it is entitled to receive on a when-issued basis.  A Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future.  The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.  When a Fund purchases securities in these transactions, the Fund marks as segregated liquid securities in an amount equal to the amount of its purchase commitments.

There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered.  Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by the Fund to purchase the securities.  The Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

MANAGEMENT

The Trustees of the Trust consist of eight individuals, seven of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The Trustees oversee the actions of the Funds’ Advisor and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Trust’s officers, who conduct and supervise the daily business operations of the Funds.

Each Independent Trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are to: (i) approve, and recommend to the Board, the appointment, retention or termination of the Funds’ independent registered public accounting firm; (ii) review with the independent registered public accounting firm the scope, performance and anticipated cost of their audits; (iii) discuss with the independent registered public accounting firm certain matters relating to the Funds’ financial statements, including any adjustment to such financial statements recommended by the independent registered public accounting firm, or any other results of any audit; (iv) request and review the independent registered public accounting firm’s annual representations with respect to their independence, and discuss with the independent registered public accounting firm any relationships or services disclosed in the statement that may impact the independence of the Funds’ independent registered public accounting firm; and (v) consider the comments of the independent registered public accounting firm and management’s responses thereto with respect to the quality and adequacy of the Funds’ accounting and financial reporting policies and practices and internal controls. The Board of Trustees of the Trust has adopted a written charter for the Audit Committee.  The Audit Committee held four meetings during the Trust’s last fiscal year.

Each Independent Trustee is also a member of the Trust’s Nominating and Governance Committee. This Committee reviews and nominates candidates to serve as Trustees. The Nominating and Governance Committee will consider shareholder proposals for candidates to serve as Trustees. Any such proposals should be sent to the Trust in care of the Nominating and Governance Committee chairperson. The final recommendation of a prospective Independent Trustee rests solely with the Nominating and Governance Committee.  This Committee held three meetings during the Trust’s last fiscal year. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties.

All Trustees are members of the Trust’s Valuation Committee (the “Valuation Committee”). The Valuation Committee may take action by vote of any two Committee members.  The Valuation Committee meets whenever a proposed fair valuation of a security would impact a Fund’s NAV by a penny or more per share.  The Valuation Committee held five meetings during the Trust’s last fiscal year.

Biographical Information. Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their years of birth, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen for funds advised by the Advisor and public directorships held.

Independent Trustees

Name and Year of Birth	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Public Directorships
Randall H. Breitenbach (born 1960)	Trustee(a)	Since 2001	Co-Founder, Director and CEO, BreitBurn Energy Partners, L.P. (1988 – present); Chairman, Finance Committee, Stanford University PIC Endowment (1999 – present).	Six	BreitBurn Energy Partners, L.P.
Robert L. Burch III (born 1934)	Trustee	Since 2001	Managing Partner, A.W. Jones Co. (investments) (1984 – present); Chairman, Jonathan Mfg. Corp. (slide manufacturing) (1977 – 2004).	Six	None
Alejandra C. Edwards, Ph.D. (born 1954)	Trustee	Since 2007	California State University – Long Beach: Associate Chair Economics (2001 – present); Graduate Advisor Economics (2000 – present); Professor of Economics (1994 – present).	Six	None
Marcy Elkind, Ph.D. (born 1947)	Trustee	Since 2005	President, Elkind Economics, Inc. (1980 – present).	Six	None
Robert Fitzgerald (born 1952)	Trustee(b)	Since 2005	Chief Financial Officer of National Retirement Partners, Inc. (2005 – 2007); Executive Vice President and Chief Financial Officer of PIMCO Advisors L.P. (1995 – 2001).	Six	Independent Trustee, Brandes Investment Trust (5 portfolios).
John A.G. Gavin (born 1931)	Trustee Chairman	Since 2001 Since 2007
Senior Counselor, Hicks Holdings (private equity investment firm) (2001 – present); Chairman, Gamma Holdings (international capital and consulting) (1968 – present); Partner and Managing Director, Hicks, Muse, Tate & Furst (Latin America) (private equity investment firm) (1994 – 2001); U.S. Ambassador to Mexico (1981 – 1986).
				Six	Independent Trustee: Causeway Capital Management Trust (3 portfolios); TCW Strategic Income Fund, Inc. (1 portfolio); TCW Funds, Inc. (27 portfolios).

Name and Year of Birth	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Public Directorships
Donald Morrison, Ph.D. (born 1939)	Trustee	Since 2007	The William E. Leonhard Professor in the Anderson Graduate School of Management at the University of California, Los Angeles (1988 – present).	Six	None

*	Each Independent Trustee serves until his or her successor is elected and qualified or until his or her death or resignation or removal as provided in the Trust’s Agreement and Declaration of Trust.
(a)	Chairman of the Nominating and Governance Committee.
(b)	Chairman of the Audit Committee.

Interested Trustee

Name and Year of Birth	Position Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Public Directorships
George H. Davis, Jr.* (born 1961)	Trustee	Since 2007	Chief Executive Officer and Portfolio Manager of the Advisor (2001 – present).	Six	None

*	Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Trust based on his position as Chief Executive Officer and Portfolio Manager of the Advisor.

**	As Trustee, Mr. Davis serves until his successor is elected and qualified or until his death or resignation or removal as provided in the Trust’s Agreement and Declaration of Trust.

Certain biographical and other information relating to the officers of the Trust is set forth below, including, as relevant, their years of birth, their principal occupations for at least the last five years and the length of time served.

Name and Year of Birth	Position Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years
Anna Marie Lopez (born 1967)	President	Since 2007	Chief Operating Officer of the Advisor (2007 – present); Chief Compliance Officer of the Advisor (2001 – 2007).
Mark McMahon (born 1968)	Vice President and Secretary	Since 2006	Managing Director, Mutual Fund Operations of the Advisor (2006 – present); Client Relations Manager of Boston Financial Data Services (1991 – 2006).
James Menvielle (born 1972)	Vice President and Treasurer	Since 2007	Chief Financial Officer of the Advisor (2006 – present); Controller of Metropolitan West Asset Management, LLC (1998 – 2006); Chief Financial Officer of MWAM Distributors, LLC (2004 – 2006).
Tina Kodama (born 1968)	Vice President and Chief Compliance Officer	Since 2007
Chief Compliance Officer of the Advisor (2007 – present); Director of Compliance of the Advisor (2006 – 2007); Vice President – Compliance of First Pacific Advisors, Inc. (2004 – 2006); Vice President – Internal Audit of Countrywide Financial Corporation (2003 – 2004); Director of Compliance of Wilshire Associates Incorporated (2001 – 2003).

*	Each officer is appointed by and serves at the pleasure of the Board of Trustees of the Trust.

The address for all Trustees and officers of the Trust is c/o Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90017, attention:  Trust Secretary.

Share Ownership. Information relating to each Trustee’s share ownership in the Trust as of December 31, 2008 is set forth in the following chart.  The High Yield Fund was not yet available as of December 31, 2008.

Name	Aggregate Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee:
George H. Davis, Jr.	Core Value Fund - over $100,000 Large Cap Value Fund - over $100,000 Mid-Cap Value Fund - over $100,000 Small Cap Value Fund - over $100,000 All Cap Value Fund - over $100,000	over $100,000
Independent Trustees:
Randall H. Breitenbach	Core Value Fund - over $100,000 Large Cap Value Fund - none Mid-Cap Value Fund - none Small Cap Value Fund - none All Cap Value Fund - over $100,000	over $100,000
Robert L. Burch III	Core Value Fund - over $100,000 Large Cap Value Fund - over $100,000 Mid-Cap Value Fund - over $100,000 Small Cap Value Fund - over $100,000 All Cap Value Fund - over $100,000	over $100,000
Alejandra C. Edwards, Ph.D.	Core Value Fund - $0 - $50,000 Large Cap Value Fund - none Mid-Cap Value Fund - none Small Cap Value Fund - none All Cap Value Fund - none	$0 - $50,000
Marcy Elkind, Ph.D.	Core Value Fund - $$0 - $50,000 Large Cap Value Fund - none Mid-Cap Value Fund - none Small Cap Value Fund - none All Cap Value Fund - none	$$0 - $50,000
Robert Fitzgerald	Core Value Fund - none Large Cap Value Fund - over $100,000 Mid-Cap Value Fund - none Small Cap Value Fund - none All Cap Value Fund – none	over $100,000

Name	Aggregate Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John A.G. Gavin	Core Value Fund - over $100,000 Large Cap Value Fund - none Mid-Cap Value Fund - none Small Cap Value Fund - over $100,000 All Cap Value Fund - over $100,000	over $100,000
Donald Morrison, Ph.D.	Core Value Fund – $$0 - $50,000 Large Cap Value Fund - none Mid-Cap Value Fund - none Small Cap Value Fund - none All Cap Value Fund – $50,001 - $100,000	over $100,000

Compensation of Trustees

The Trust does not pay salaries to any of its officers or fees to its Trustee who is affiliated with the Advisor. Effective April 1, 2007, the Trust pays to each Independent Trustee, for service to the Trust, a $50,000 annual retainer, which is paid in quarterly installments. The Board of Trustees Chair and the Audit Committee Chair each receive additional compensation of $10,000 annually and the Nominating and Governance Committee Chair receives additional compensation of $5,000 annually. The Trust reimburses each Independent Trustee for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings.

The following table sets forth the compensation earned by the Independent Trustees for the most recent fiscal year.
Name	Position Held with the Trust	Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expense	Estimated Annual Benefits upon Retirement	Aggregate Compensation from Trust and Other Advisor Advised Funds
Randall H. Breitenbach	Trustee	$55,000	None	None	$55,000
Robert L. Burch III	Trustee	$50,000	None	None	$50,000
Alejandra C. Edwards, Ph.D.	Trustee	$50,000	None	None	$50,000
Marcy Elkind, Ph.D.	Trustee	$50,000	None	None	$50,000
Robert Fitzgerald	Trustee	$60,000	None	None	$60,000
John A.G. Gavin	Trustee	$60,000	None	None	$60,000
Donald Morrison, Ph.D.	Trustee	$50,000	None	None	$50,000

Investment Advisory Agreements

Hotchkis and Wiley Capital Management, LLC provides the Funds with management and investment advisory services and is located at 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor supervises and arranges the purchase and sale of securities held in the Funds’ portfolios and manages the Funds. The Advisor also manages other investment company portfolios and separate investment advisory accounts.

The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s daily net assets.

Core Value Fund, Large Cap Value Fund and Mid-Cap Value Fund (effective January 1, 2007):
First $5 billion in assets	0.75% of average net assets
Next $5 billion in assets	0.65% of average net assets
Over $10 billion in assets	0.60% of average net assets

Core Value Fund, Large Cap Value Fund and Mid-Cap Value Fund (prior to January 1, 2007):
0.75% of average net assets.

Small Cap Value Fund and All Cap Value Fund:
0.75% of average net assets.

High Yield Fund:
0.55% of average net assets.

The Advisor has agreed to annual caps on expenses for the fiscal years ended June 30, 2008, 2007, and 2006 (except with respect to the High Yield Fund, which commenced operations on March 31, 2009).  The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund’s (except for the High Yield Fund) daily net assets through October 31, 2009.  The Advisor has contractually agreed to pay all operating expenses in excess of annual rates presented below as applied to the High Yield Fund’s daily net assets through March 31, 2010.

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund	High Yield Fund
Annual cap on expenses – Class I	0.95%	1.05%	1.15%	1.25%	1.25%	0.70%
Annual cap on expenses – Class A	1.20%	1.30%	1.40%	1.50%	1.50%	0.95%
Annual cap on expenses – Class C	1.95%	2.05%	2.15%	2.25%	2.25%	1.70%
Annual cap on expenses – Class R	N/A	1.55%	1.65%	N/A	N/A	N/A

N/A: Not applicable.

For the periods indicated below, the Advisor earned fees and waived fees as follows:
	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Investment advisory fees earned for the six months ended December 31, 2008	$3,576,168	$7,546,575	$6,096,798	$982,984	$166,252
Fees waived for the six months ended December 31, 2008*	$860,146	$330,921	$125,868	$6,187	$18,856
Investment advisory fees earned for the fiscal year 2008	$15,312,765	$32,984,290	$24,208,987	$3,281,751	$711,417
Fees waived for the fiscal year 2008	$631,135	$0	$0	$0	$0
Investment advisory fees earned for the fiscal year 2007	$14,346,924	$44,552,870	$35,083,369	$5,056,700	$1,319,023
Fees waived for the fiscal year 2007*	$463,593	$662,454	$503,161	$66,162	$95,490
Investment advisory fees earned for the fiscal year 2006	$6,806,720	$39,634,791	$30,973,724	$6,239,839	$1,873,979
Fees waived for the fiscal year 2006	$310,185	$0	$0	$0	$0
*	The Advisor agreed to voluntarily waive a portion of the distribution fees for each of the Funds with respect to Class C shares.

The Advisor serves as investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Trust.  Each of the Advisory Agreements provides that the Advisor shall not be liable to the Trust for any error of judgment by the Advisor or for any loss sustained by any of the Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

 Unless earlier terminated as described below, each Advisory Agreement will continue in effect for two years from the effective date and will remain in effect from year to year thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the applicable Fund and (b) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party. Each Advisory Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated by the vote of a majority of the outstanding voting securities of the applicable Fund or by the Advisor without penalty on 60 days’ written notice to the other party.  A discussion regarding the basis for the Board of Trustees’ approval of the annual continuation of the Advisory Agreements for all Funds other than the High Yield Fund is available in the Funds’ annual report to shareholders dated June 30, 2008.  A discussion regarding the basis for the Board of Trustees’ approval of the High Yield Fund’s investment advisory agreement will be available in the annual report to shareholders for the fiscal year ending June 30, 2009.

Portfolio Managers

Each Fund (except for the High Yield Fund) is managed by the investment team of the Advisor (“Investment Team”) including portfolio managers.  The Investment Team also has responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of December 31, 2008.

Portfolio Managers	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Patricia McKenna Sheldon Lieberman George Davis Stan Majcher David Green Jim Miles Judd Peters Scott McBride	10 $2.3 billion	2 $0.1 billion	94 $5.2 billion	1 $1.3 billion	0 $0	3 $0.1 billion

The Investment Team also manages institutional accounts and other mutual funds in several different investment strategies. The portfolios within an investment strategy are managed using a target portfolio; however, each portfolio may have different restrictions, cash flows, tax and other relevant considerations which may preclude a portfolio from participating in certain transactions for that investment strategy. Consequently, the performance of portfolios may vary due to these different considerations. The Investment Team may place transactions for one investment strategy that are directly or indirectly contrary to investment decisions made on behalf of another investment strategy. The Advisor may be restricted from purchasing more than a limited percentage of the outstanding shares of a company. If a company is a viable investment for more than one investment strategy, the Advisor has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably.

Different types of accounts and investment strategies may have different fee structures. Additionally, certain accounts pay the Advisor performance-based fees, which may vary depending on how well the account performs compared to a benchmark. Because such fee arrangements have the potential to create an incentive for the Advisor to favor such accounts in making investment decisions and allocations, the Advisor has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably, including in respect of allocation decisions, such as initial public offerings.

Since accounts are managed to a target portfolio by the Investment Team, adequate time and resources are consistently applied to all accounts in the same investment strategy.

The High Yield Fund is managed by Ray Kennedy, portfolio manager, and supported by the full research team of the Advisor.  As of March 31, 2009, Mr. Kennedy does not manage any other accounts other than the High Yield Fund in the same strategy.

The portfolio managers are compensated in various forms. The portfolio managers of the Funds are supported by the full research team of the Advisor. Compensation is used to reward, attract and retain high quality investment professionals. An investment professional, such as a portfolio manager, has a fixed base salary and is eligible for an annual bonus. Some portfolio managers also are involved in client servicing, marketing and in the general management of the Advisor and are evaluated and compensated based on these functions as well as their investment management activities.

The Advisor believes consistent execution of the proprietary research process results in superior, risk-adjusted portfolio returns. It is the quality of the investment professional’s execution of this process rather than the performance of particular securities that is evaluated in determining compensation. Compensation likewise is not tied to performance of the Funds or separate accounts, specific industries within the Funds or separate accounts or to any type of asset or revenue-related objective, other than to the extent that the overall revenues of the Advisor attributable to such factors may affect the size of the Advisor’s overall bonus pool.

Bonuses and salaries for investment professionals are determined by the Chief Executive Officer of the Advisor using tools which may include, but are not limited to, annual evaluations, compensation surveys, feedback from other employees and advice from members of the Advisor’s Executive Committee and the Advisor’s Compensation Committee. The amount of the bonus usually is shaped by the total amount of the Advisor’s bonus pool available for the year, which is generally a function of net income, but no investment professional receives a bonus that is a pre-determined percentage of net income.

The majority of the portfolio managers owns equity in the Advisor. The Advisor believes that the ownership structure of the firm is a significant factor in ensuring a motivated and stable employee base.  Portfolio managers who own equity in the Advisor receive their pro rata share of the Advisor’s profits (if any).  Investment professionals may also receive contributions under the Advisor’s profit sharing/401(k) plan.

Each portfolio manager beneficially owned shares of one or more Funds as of the end of each Fund’s most recent fiscal year, except for Mr. Kennedy, who started with the Advisor in November 2008. A portfolio manager’s beneficial ownership of a Fund is defined as the portfolio manager having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement and relationship or otherwise. Therefore, ownership of Fund shares by members of the portfolio manager’s immediate family or by a trust of which the portfolio manager is a trustee could be considered ownership by the portfolio manager. The reporting of Fund share ownership in this SAI shall not be construed as an admission that the portfolio manager has any direct or indirect beneficial ownership in the Fund listed. The table below sets forth each portfolio manager’s beneficial ownership of the Fund(s) under that portfolio manager’s management as of December 31, 2008.  With respect to Mr. Kennedy, information is as of February 28, 2009.

Name of Portfolio Manager	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund	Total for all Funds
George Davis	$500,001 - $1,000,000	$100,001-$500,000	$100,001 - $500,000	$100,001 - $500,000	$100,001-$500,000	Over $1,000,000
David Green	$0 - $50,000	$50,001 - $100,000	$0 - $50,000	$100,001-$500,000	Over $1,000,000	Over $1,000,000
Sheldon Lieberman	$100,001-$500,000	$100,001-$500,000	$50,001 - $100,000	$0 - $50,000	$0 -$50,000	$100,001-$500,000
Stan Majcher	None	$100,001-$500,000	Over $1,000,000	None	$100,001-$500,000	Over $1,000,000
Scott McBride	$100,001-$500,000	$100,001-$500,000	None	None	$100,001-$500,000	$100,001- $500,000
Patricia McKenna	$100,001-$500,000	$100,001-$500,000	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	Over $1,000,000
Jim Miles	None	$100,001 - $500,000	$50,001 - $100,000	$100,001-$500,000	$100,001-$500,000	$500,001 - $1,000,000
Judd Peters	$100,001-$500,000	$100,001-$500,000	None	$0 - $50,000	$50,001-$100,000	$100,001- $500,000
Ray Kennedy	None	None	None	None	None	None

Principal Underwriter and Administrator

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, a Delaware limited liability company, is the principal underwriter and distributor for the shares of the Funds (“Quasar” or the “Distributor”). Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Funds’ Transfer Agent, Fund Accountant and Administrator, U.S. Bancorp Fund Services, LLC.

The Funds’ shares are offered to the public on a continuous basis.  The Distributor, as the principal underwriter of the shares, has certain obligations under the distribution agreement concerning the distribution of the shares.  These obligations and the compensation the Distributor receives are described in the section titled, “Purchases of Shares.”

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, is the administrator for each Fund.  Effective January 1, 2008, for its services as administrator for the Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund, USBFS receives an annual fee at the rate of 0.050% of the Funds’ aggregate net assets up to $2 billion, 0.045% of the Funds’ aggregate net assets for the next $2 billion, 0.035% of the Funds’ aggregate net assets for the next $2 billion, 0.020% of the Funds’ aggregate net assets for the next $2 billion, 0.010% of the Funds’ aggregate net assets for the next $7 billion, and 0.005% on the balance.  Prior to January 1, 2008, USBFS received an annual fee at the rate of 0.050% of the Funds’ aggregate net assets up to $2 billion, 0.045% of the Funds’ aggregate net assets on the next $2 billion, 0.035% of the Funds’ aggregate net assets for the next $2 billion, 0.020% of the Funds’ aggregate net assets for the next $2 billion, and 0.010% on the balance.  For the six months ended December 31, 2008 and the fiscal years ended June 30, 2008, 2007, and 2006, total administration fees paid by the Funds to USBFS were as follows:

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Six months ended December 31, 2008	$210,468	$447,596	$362,526	$58,307	$9,877
Fiscal year ended June 30, 2008	$632,967	$1,353,146	$982,719	$134,953	$28,743
Fiscal year ended June 30, 2007	$523,498	$1,655,174	$1,285,117	$185,611	$48,502
Fiscal year ended June 30, 2006	$266,216	$1,478,927	$1,125,242	$229,624	$71,166

For its services as fund administrator and fund accountant for the High Yield Fund, USBFS will receive an annual fee of $55,000.

Code of Ethics

The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Trust and the Advisor (the “Code of Ethics”). The Code of Ethics permits personnel subject to the Codes to invest in securities, including securities that may be purchased or held by a Fund. The protective provisions of the Code of Ethics prohibit certain investments and limit these personnel from making investments during periods when a Fund is making such investments. The Code of Ethics is on public file with, and is available from, the Securities and Exchange Commission. The Board of Trustees has also approved a separate Code of Ethics for the Principal Executive Officer and Principal Financial Officer.

Proxy Voting Policy

Generally, the Advisor will vote (by proxy or otherwise) in all matters for which a shareholder vote is solicited by, or with respect to, issuers of securities beneficially held in the Funds’ accounts in such manner as the Advisor deems appropriate in accordance with its written policies and procedures. These policies and procedures set forth guidelines for voting typical proxy proposals. However, each proxy issue will be considered individually in order that the Advisor may consider what would be in a Fund’s best interest. Further, where a proxy proposal raises a material conflict of interest between the interests of the Advisor and a Fund, the Advisor will vote according to its predetermined specific policy. The Advisor’s Compliance Department will review the vote to determine that the decision was based on the Fund’s best interest and was not the product of the conflict. See Appendix A for the Advisor’s Proxy Voting Policies and Procedures.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.hwcm.com and on the Commission’s website at http://www.sec.gov.

Portfolio Transactions and Brokerage

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. In the case of securities traded in the over-the-counter markets, the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Advisor may receive brokerage and research services and other similar services from many broker-dealers with which the Advisor places the Funds' portfolio transactions. These services may include such matters as trade execution services, general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, trade magazines, company financial data, market data, pricing services, quotation services, and news services utilized by the Advisor’s investment professionals. Where the services referred to above are not used exclusively by the Advisor for brokerage or research purposes, the Advisor, based upon allocations of expected use, would bear that portion of the cost of these services which directly relates to their non-brokerage or non-research use. Some of these services may be of value to the Advisor in advising a variety of its clients (including the Funds), although not all of these services would necessarily be useful and of value in managing the Funds or any particular Fund. The management fee paid by each Fund is not reduced because the Advisor may receive these services even though the Advisor might otherwise be required to purchase some of these services for cash.

The Advisor places orders for the purchase and sale of portfolio investments for the Funds and buy and sell investments for the Funds through a substantial number of brokers and dealers. In so doing, the Advisor uses its best efforts to obtain for the Funds the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Advisor, having in mind each Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by each Investment Advisory Agreement, the Advisor may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Advisor an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for such Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Advisor’s authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. It is the position of the staff of the Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly the Advisor will use its best efforts to obtain the most favorable price and execution available with respect to such transactions, as described above.

From time to time, the Advisor may purchase new issues of securities for clients, including the Funds, in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services.  FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Foreign equity securities may be held by the Trust in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in the Over the Counter markets in the United States or Europe, as the case may be. ADRs traded in the United States, like other securities traded in the United States, will be subject to negotiated commission rates. The Trust’s ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets.

Because the shares of each Fund are redeemable on a daily basis in U.S. dollars, the Advisor intends to manage the Funds so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have significant effect on the Funds’ portfolio strategies.

Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Advisor acts as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients of the Advisor when one or more clients of the Advisor are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients or funds for which the Advisor acts as adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Advisor during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Aggregate brokerage commissions paid by each of the Funds for the six months ended December 31, 2008 and the three most recent fiscal years ended June 30 are shown in the table below.

	12/31/2008	2008	2007	2006
Core Value Fund	$1,106,453	$1,823,376	$990,876	$749,830
Large Cap Value Fund	$1,528,075	$3,279,075	$1,996,909	$2,372,350
Mid-Cap Value Fund	$1,374,531	$2,933,679	$2,148,019	$3,002,117
Small Cap Value Fund	$271,171	$650,409	$446,535	$898,079
All Cap Value Fund	$66,121	$173,572	$198,478	$285,107

Brokerage commissions for all of the Funds, except for the All Cap Value Fund, increased from 2007 to 2008 primarily due to the increase in transactions as net assets decreased.  Brokerage commissions for the All Cap Value Fund decreased as the commission per share amount decreased.

Brokerage commissions for all of the Funds, except for the Core Value Fund, decreased from 2006 to 2007 due to the relatively stable market values of the Funds and the decrease in the average commission rate per share. Brokerage commissions for the Core Value Fund increased from 2006 to 2007 due to a 59% increase in net assets.

The value of the Funds’ aggregate holdings of the securities of their regular broker or dealers (as defined in Rule 10b-1 of the 1940 Act) as of December 31, 2008, are as follows:
Fund	Regular Broker-Dealer	Debt-Equity	Value
Core Value Fund	Bank of America Corporation	Equity	$18,119,862
Core Value Fund	JPMorgan Chase & Company	Equity	$16,010,934
Large Cap Value Fund	Bank of America Corporation	Equity	$56,816,080
Large Cap Value Fund	JPMorgan Chase & Company	Equity	$47,506,251
All Cap Value Fund	Bank of America Corporation	Equity	$ 467,456
All Cap Value Fund	JPMorgan Chase & Company	Equity	$ 920,676

Portfolio Turnover
Portfolio turnover measures the percentage of a fund’s total portfolio market value that was purchased or sold during the period. A fund’s turnover rate provides an indication of how transaction costs (which are not included in a fund’s expenses), may affect a fund’s performance. Also, funds with a high turnover may be more likely to distribute capital gains that may be taxable to shareholders.

The Funds’ portfolio turnover rate for the six months ending December 31, 2008 and the fiscal years ending June 30, 2008 and 2007 is stated below. Portfolio turnover rates could change significantly in response to turbulent market conditions.

	Six Months Ended December 31	Fiscal Year Ended June 30,
	2008*	2008	2007
Core Value Fund	39%	74%	44%
Large Cap Value Fund	37%	55%	40%
Mid-Cap Value Fund	46%	51%	45%
Small Cap Value Fund	32%	62%	31%
All Cap Value Fund	86%	119%	53%
* Not annualized.

The portfolio turnover rates for the Funds increased from 2007 to 2008.  The market volatility during fiscal year 2008 has led the portfolio managers of the Funds to take the opportunity to position the portfolios and take advantage of undervalued securities.  Additionally, there was an increase in transactions as net assets decreased.

Disclosure of Portfolio Holdings

The Trust has adopted, and the Board of Trustees has approved, policies and procedures reasonably designed to ensure that non-public disclosure of the Funds’ portfolio holdings is in the best interests of Fund shareholders, or at least do no harm to Fund shareholders.  No information concerning the Funds’ portfolio holdings may be disclosed except as provided below:

Regulatory Filings
The Funds’ portfolio holdings are made public, as required by law, in the Funds’ annual and semi-annual reports. These reports are filed with the Commission, mailed to shareholders and posted to the Funds’ website generally within 60 days after the end of the relevant fiscal period. In addition, the Funds’ portfolio holdings for the fiscal quarters not covered by the annual and semi-annual reports are filed with the Commission and posted to the Funds’ website generally within 60 days after the end of each quarter.

Portfolio Holdings on the Funds’ Website and in Marketing Materials
The Funds’ complete portfolio holdings as of each month-end generally will be available on the last business day of the following month. Each Fund’s month-end Top 10 holdings reports and monthly attribution reports, which show the top five and bottom five contributors to performance, generally will be available by the eighth business day after month-end. Quarterly commentary for each Fund, which may discuss a Fund’s sectors, industries and individual holdings, generally is available approximately two weeks after the end of each calendar quarter. Aggregate month-end portfolio characteristics, such as industry and sector classification, aggregate book value, market cap and price-to-earnings ratios of the Funds, generally are available by the eighth business day after month-end. This information may be obtained through the Funds’ website or by calling 800-796-5606.

This information will, at a minimum, remain on the Funds’ website until the Funds file a list of their holdings with the Commission for the relevant periods.

Disclosure of Holdings to Analytical Companies
The Funds’ portfolio holdings generally are sent to certain analytical companies (Morningstar, Lipper, Bloomberg, etc.) on the day after a complete set of holdings is available on the Funds’ website.

Disclosure of Holdings to Service Providers and Other Parties
The Funds’ portfolio holdings are disclosed to service providers on an on-going basis in the performance of their contractual duties. These providers include the Funds’ custodian, fund accountant, fund administrator, printing companies, public accounting firm and attorneys. Holdings are disclosed to service providers that perform operational services for all of the accounts managed by the Advisor, including the Funds, which include back office services, portfolio accounting and performance systems services, proxy voting services and analytical and trading systems (such as FactSet and Charles River). Employees of the Advisor also may have frequent access to portfolio holdings. The frequency of disclosure to these parties varies and may be as frequently as intra-day with no lag.

Various broker/dealers and other parties involved in the trading and settlement process have access to Fund portfolio information when a Fund is buying and selling Fund securities.

Non-public disclosure of the Funds’ portfolio holdings will only be made to service providers and other parties who are under a duty of confidentiality to the Funds, whether by explicit written agreement or by virtue of their duties to the Funds. The Trust and/or the Advisor will make reasonable efforts to obtain written confidentiality agreements and prohibition on trading based on knowledge of the Funds’ portfolio holdings with service providers and other parties who receive the Funds’ portfolio information prior to the holdings being made public. Employees of the Advisor are subject to the Trust’s and the Advisor’s Code of Ethics, but the improper use of Fund portfolio holdings by other parties is possible, notwithstanding contractual and confidentiality obligations.

After the complete portfolio holdings for the month-end is available on the Funds’ website, the Funds may provide supplemental portfolio attribution and characteristics for that month that is not publicly available on the Funds’ website to certain parties, such as investment consultants or financial intermediaries who require such information for legitimate business purposes.

Disclosure of Individual Portfolio Holdings
Employees of the Advisor may discuss specific Fund portfolio holdings with the public and/or the media.  The Advisor maintains polices and procedures regarding pre-approval prior to discussing a specific security.  In addition, the confirmation of whether a stock is held in a Fund and the specific weighting must follow the public disclosure procedures as described above.

Other Clients of the Advisor
Various non-Fund portfolios of other clients of the Advisor may hold securities substantially similar to those held by the Funds, since the Advisor maintains a “target portfolio” for each of its investment strategies which often utilizes similar securities for various client portfolios (including the Funds’) managed with a particular investment strategy. These clients generally have access to current portfolio holding information for their accounts and do not owe the Funds or the Advisor a duty of confidentiality with respect to disclosure of their portfolio holdings.  The Advisor has implemented separate policies and procedures with respect to appropriate disclosure of the Advisor’s representative or target portfolios, including to the Advisor’s clients and their agents.

Board of Trustees Oversight of Disclosure of Fund Portfolio Holdings
In approving the Disclosure of Fund Portfolio Holdings Policy, the Board of Trustees determined that disclosure prior to Fund holdings being made public to the parties mentioned above, was in the best interest of Fund shareholders or at least did no harm to Fund shareholders. Potential conflicts of interest between the Funds, the Advisor or affiliates of the Advisor, were considered. In addition, in no event shall the Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of the Funds’ portfolio holdings.

Distribution of Fund portfolio holdings to parties not mentioned above requires the prior approval of the Trust’s President or Chief Compliance Officer. In making the decision to provide Fund portfolio holdings to parties not mentioned above, the Trust’s President or Chief Compliance Officer will resolve any conflicts relating to the disclosure in the best interests of the Funds’ shareholders. Any such disclosure of Fund portfolio holdings is reviewed by the Board of Trustees at its next regular meeting.

There is no assurance that the Funds’ policies on portfolio holdings disclosure will protect the Funds from potential misuse of holdings information by individuals in possession of that information.

Marketing and Support Payments

The Funds’ Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments are in addition to upfront sales commissions paid by the Advisor and Rule 12b-1 fees and service fees paid by the Funds, and may be divided into categories as follows:

Support Payments.  Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between Fund representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 2008, the Advisor has agreements with five firms to pay such Support Payments, which are structured as a percentage of sales and/or as a percentage of assets.

Support Payments to these dealers for calendar year 2008 were 0.013% of 2008 average total Funds assets, and in dollars were:

AG Edwards	$135,520
Raymond James	$161,579
Merrill Lynch, Pierce, Fenner & Smith	$571,796
Morgan Stanley DW	$5,466
UBS Financial Services	$46
Total	$874,407

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

Certain Service Fees.  Certain service fees charged by financial intermediaries, such as sub-administration, sub-transfer agency and other shareholder services fees, which exceed the amounts payable pursuant to the Funds’ Sub-Transfer Agency Policy and the 12b-1 Plan (as described in this SAI), are paid by the Advisor. The total amount of such service fees paid by the Advisor for calendar year 2008 was $1.2 million, which was 0.018% of average 2008 total Funds assets.

The prospect of receiving, or the receipt of, additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Sub-Transfer Agency Expenses

Fund shares are sold through administrators, broker-dealers, fund supermarkets, 401(k) recordkeepers and other institutions (“intermediaries”) that provide accounting, record keeping, and/or other services to investors and that have a services agreement or selling agreement with the Funds’ Distributor and/or the Advisor to make Fund shares available to their clients.

Each intermediary renders sub-transfer agency services similar to the Funds’ transfer agency services, which generally consist of:

•	Processing all purchase, redemption and exchange orders;
•	Generating and delivering confirmations;
•	Sending account statements;
•	Sending prospectuses, statements of additional information, financial reports, proxy materials, and other Fund communications;
•	Handling routine investor inquiries;
•	Tax reporting;
•	Maintaining records of account activity; and
•	Distributing dividends, distributions and redemption proceeds.

In addition, some of the sub-transfer agency fees are for maintaining the records of individual participants in 401(k) or other defined contribution plans. The Board of Trustees has approved payments to these intermediaries from Fund assets for providing these sub-transfer agency services based on charges for similar services if such services were provided directly by the Funds’ transfer agent.

Sub-transfer agency fees for non-401(k) accounts.
The Funds will pay the lesser of (i) the fee actually charged by the intermediary, or (ii) .15% (or $18 per account).

Sub-transfer agency fees for 401(k) accounts.
The Funds will pay the lesser of (i) the fee actually charged by the intermediary, or (ii) .25% (or $30 per account).

The Funds treat any intermediary fees exceeding the above sub-transfer agency charges as distribution charges.  For Class I, the Advisor pays these distribution charges out of its own resources. For other classes, distribution charges are paid with rule 12b-1 fees, and the Advisor pays any distribution charges above the amount able to be paid under the rule 12b-1 plan.

PURCHASE OF SHARES

Initial Sales Charge Alternative — Class A Shares

Class A Shares — Purchases Subject to an Initial Sales Charge. For purchases of Class A shares subject to an initial sales charge, the Distributor reallows a portion of the initial sales charge to dealers (which is alike for all dealers), as shown in the table below. (The term “dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institution having a selling agreement or any other similar agreement with the Distributor.) The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the dealer reallowance, is the amount of the initial sales charge retained by the Distributor (also known as the “underwriter concession”). In addition to the underwriter concession retained by the Distributor, the Distributor retains the entire initial sales charge on accounts with no authorized dealer of record.  Because of rounding in the computation of offering price, the portion of the sales charge retained by the Distributor may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed below.

Core Value, Large Cap Value, Mid-Cap Value, Small Cap Value, and All Cap Value Funds
Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment*	Dealer Compensation as a % of Offering Price	Underwriter Concession
Less than $25,000	5.25%	5.54%	5.00%	0.25%
$25,000 but less than $50,000	4.75%	4.99%	4.50%	0.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%	0.25%
$100,000 but less than $250,000	3.00%	3.09%	2.75%	0.25%
$250,000 but less than $1,000,000	2.00%	2.04%	1.80%	0.20%
$1,000,000 and over	0.00%	0.00%	0.00%**	0.00%

High Yield Fund
Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment*	Dealer Compensation as a % of Offering Price	Underwriter Concession
Less than $100,000	3.75%	3.90%	3.50%	0.25%
$100,000 but less than $250,000	3.25%	3.36%	3.00%	0.25%
$250,000 but less than $500,000	2.25%	2.30%	2.00%	0.25%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%	0.25%
$1,000,000 and over	0.00%	0.00%	0.00%**	0.00%

* Rounded to the nearest one-hundredth percent.
** The Advisor pays up to 0.75% of the Offering Price as compensation to dealers.

Class A Shares — Purchases Subject to a Contingent Deferred Sales Charge (but not an Initial Sales Charge). Shareholders who invest $1,000,000 or more in Class A shares do not pay an initial sales charge. The Advisor pays up to 0.75% as a commission to dealers who initiate and are responsible for purchases of Class A shares of $1,000,000 or more as follows:

Dealer Compensation as a % of Offering Price	Cumulative Purchase Amount
0.75%	$1,000,000 to $2,000,000, plus
0.50%	Over $2,000,000 to $3,000,000, plus
0.30%	Over $3,000,000 to $50,000,000, plus
0.20%	Over $50,000,000 to $100,000,000, plus
0.10%	Over $100,000,000

If the shareholder redeems the shares within one year after purchase, a deferred sales charge of 0.75% may be charged and paid to the Distributor.  Because the Advisor finances the up-front   commission paid to dealers who are responsible for purchases of Class A shares of $1,000,000 or more, the Distributor reimburses the Advisor the 0.75% deferred sales charge paid by shareholders redeeming within one year after purchase.

Class A Sales Charge Information – The Distributor of the Funds received the following sales charges from investors on sales of Class A shares:
	Gross Sales Charges Collected	Sales Charges Paid to Quasar*	CDSCs Received on Redemptions of Load-Waived Shares**
Core Value Fund
Six months ended 12/31/08	$3,447	$259	$682
Fiscal year ended 6/30/08	$23,564	$1,484	$340
Fiscal year ended 6/30/07	$82,708	$5,250	$8,745
Fiscal year ended 6/30/06	$2,069,345	$136,676	$7,405

Large Cap Value Fund
Six months ended 12/31/08	$5,436	$280	$3,301
Fiscal year ended 6/30/08	$59,335	$4,491	$21,442
Fiscal year ended 6/30/07	$154,121	$9,810	$10,199
Fiscal year ended 6/30/06	$913,542	$66,533	$34,323

	Gross Sales Charges Collected	Sales Charges Paid to Quasar*	CDSCs Received on Redemptions of Load-Waived Shares**
Mid-Cap Value Fund
Six months ended 12/31/08	$24,683	$2,778	$5,657
Fiscal year ended 6/30/08	$56,804	$5,751	$65,549
Fiscal year ended 6/30/07	$85,596	$7,151	$34,189
Fiscal year ended 6/30/06	$181,333	$13,423	$33,859

Small Cap Value Fund
Six months ended 12/31/08	$8	$—	$211
Fiscal year ended 6/30/08	$1,913	$324	$7,178
Fiscal year ended 6/30/07	$9,333	$961	$7,136
Fiscal year ended 6/30/06	$29,809	$4,421	$5,826

All Cap Value Fund
Six months ended 12/31/08	$737	$47	$—
Fiscal year ended 6/30/08	$8,133	$611	$—
Fiscal year ended 6/30/07	$17,223	$1,410	$3,356
Fiscal year ended 6/30/06	$217,932	$21,390	$2,673

*	Quasar retains all underwriting concessions and the front-end sales charge on accounts with no dealer of record. Prior to January 1, 2007, this amount was received by the Advisor.

**	The Distributor reimburses this amount to the Advisor since the Advisor finances the up-front commissions paid to dealers.

Deferred Sales Charge Alternative — Class C Shares

Though shareholders do not pay an initial sales charge at the time of purchase of Class C shares, the Distributor compensates selling dealers by paying 1.00% of the purchase price for Class C shares.  If Class C shares are redeemed within one year after purchase, shareholders are charged a CDSC of 1.00%.  Shares acquired through reinvestment of dividend and distributions are not subject to a CDSC.  Proceeds from the CDSC and the 1.00% Distribution Plan payments made in the first year after purchase are paid to the Distributor and are used in whole or in part by the Distributor to pay the Advisor for financing of the 1.00% up-front commission to dealers who sell Class C shares.  Financial intermediaries will generally become eligible to receive some or all of the Distribution Plan payments one year after purchase.  The combination of the CDSC and the ongoing Distribution Plan fee facilitates the ability of a Fund to sell Class C shares without a sales charge being deducted at the time of purchase. See “Distribution Plan” below. Imposition of the CDSC and the Distribution Plan fee on Class C shares is limited by the FINRA asset-based sales charge rule. See “Limitations on the Payment of Deferred Sales Charges” below.

Class C shares convert automatically into Class A shares approximately eight years after purchase.  Class A shares are subject to lower annual expenses than Class C shares.  The conversion of Class C shares to Class A shares is not a taxable event for Federal income tax purposes.

Class C Sales Charge Information – Sales charges received by the Distributor of the Funds from shareholders of Class C shares were as follows:
CDSCs Received*
Core Value Fund
Six months ended 12/31/08	$1,048
Fiscal year ended 6/30/08	$18,558
Fiscal year ended 6/30/07	$43,300
Fiscal year ended 6/30/06	$64,457

Large Cap Value Fund
Six months ended 12/31/08	$1,998
Fiscal year ended 6/30/08	$32,891
Fiscal year ended 6/30/07	$36,482
Fiscal year ended 6/30/06	$156,074

Mid-Cap Value Fund
Six months ended 12/31/08	$1,009
Fiscal year ended 6/30/08	$29,430
Fiscal year ended 6/30/07	$7,221
Fiscal year ended 6/30/06	$17,690

CDSCs Received*
Small Cap Value Fund
Six months ended 12/31/08	$—
Fiscal year ended 6/30/08	$839
Fiscal year ended 6/30/07	$1,073
Fiscal year ended 6/30/06	$8,144

All Cap Value Fund
Six months ended 12/31/08	$1,670
Fiscal year ended 6/30/08	$2,571
Fiscal year ended 6/30/07	$5,027
Fiscal year ended 6/30/06	$24,915

*	The Distributor reimburses this amount to the Advisor since the Advisor finances the up-front commissions paid to dealers.

Class R Shares

The Large Cap Value Fund and the Mid-Cap Value Fund offer Class R shares as described in the Prospectus. Class R shares are available only to certain retirement plans. Class R shares are not subject to an initial sales charge or a CDSC but are subject to ongoing annual distribution and service fees of 0.50%. Distribution and service fees are used to support a Fund’s marketing and distribution efforts, such as compensating financial intermediaries, advertising and promotion, and are also used to compensate securities dealers and other financial intermediaries for shareholder servicing activities. If Class R shares are held over time, these fees may exceed the maximum sales charge that an investor would have paid as a shareholder of Class A or Class C shares.

Distribution Plan

The distribution plan for the Class A, Class C and Class R shares (the “Distribution Plan”) provides that each Fund pays a distribution and service fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets of the Class A shares of the relevant Fund, at the annual rate of up to 1.00% of the average daily net assets of the Class C shares of the relevant Fund, and at the annual rate of up to 0.50% of the average daily net assets of the Class R shares of the Large Cap Value Fund and the Mid-Cap Value Fund only, in order to compensate the distribution coordinator, as appointed by the Board of Trustees from time to time (the “Distribution Coordinator”, and selected securities dealers or other financial intermediaries in connection with providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to securities dealers and other intermediaries for selling Class A, Class C and Class R shares of that Fund. Each of those classes has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which distribution and service fees are paid.

The Distribution Plan as it relates to Class C and Class R shares is designed to permit an investor to purchase Class C and Class R shares through securities dealers and other financial intermediaries without the assessment of an initial sales charge and at the same time permit the Distribution Coordinator to compensate securities dealers and other financial intermediaries in connection with the sale of the Class C and Class R shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A shares of the Funds in that the ongoing distribution fees and deferred sales charges provide for the financing of the distribution of the Funds’ Class C and Class R shares.

The Funds’ Distribution Plan is subject to the provisions of Rule 12b-1 under the 1940 Act. In their consideration of the Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to each Fund and its shareholders. The Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees then in office. In approving the Distribution Plan in accordance with Rule 12b-1, the Independent Trustees concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. Specifically, the Trustees have concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Distribution Plan authorizes the relationships with selling agents that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. The Distribution Plan can be terminated as to a class of a Fund at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding related class of voting securities of the Fund. The Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that a Fund preserve copies of the Distribution Plan and any report made pursuant to such Plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

Among other things, the Distribution Plan provides that the Distribution Coordinator shall provide and the Trustees shall review quarterly reports of the disbursement of the distribution and service fees paid under the Plan. Payments under the Distribution Plan are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plan may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Trustees for their consideration in connection with their deliberations as to the continuance of the Distribution Plan.

For the six months ended December 31, 2008, the Funds paid the following amounts under the Distribution Plan:

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Distribution and service fees – Class A	$143,941	$1,326,859	$387,746	$38,666	$19,496
Distribution and service fees – Class C	$167,711	$415,503	$221,413	$15,071	$50,927
Distribution and service fees – Class C waiver*	$(33,183)	$(159,902)	$(125,868)	$(6,187)	$(18,856)
Distribution and service fees – Class R	N/A	$81,759	$23,599	N/A	N/A
*The Advisor agreed to voluntarily waive a portion of the distribution fees for each of the Funds with respect to Class C shares.

These payments were made to dealers for compensation to their representatives and for advertising, sales promotion, marketing expenses and shareholder services such as account maintenance.  The Funds made the following payments under the Distribution Plan for the six months ended December 31, 2008:

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Printing and mailing of prospectuses to other than current shareholders	$—	$—	$—	$—	$55
Compensation to broker-dealers	$311,652	$1,824,121	$632,758	$53,737	$69,801
Other uses	$—	$—	$—	$—	$567

For the fiscal year ended June 30, 2008, the Funds paid the following amounts under the Distribution Plan:

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Distribution and service fees – Class A	$943,232	$5,393,790	$1,732,226	$173,330	$94,479
Distribution and service fees – Class C	$958,966	$2,616,813	$1,315,180	$73,237	$262,080
Distribution and service fees – Class R	N/A	$369,319	$96,543	N/A	N/A

These payments were made to dealers for compensation to their representatives and for advertising, sales promotion, marketing expenses and shareholder services such as account maintenance.  The Funds made the following payments under the Distribution Plan for the fiscal year ended June 30, 2008:

	Core Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund	All Cap Value Fund
Printing and mailing of prospectuses to other than current shareholders	$16,174	$37,164	$27,239	$3,502	$988
Compensation to underwriters	$29,439	$68,080	$53,764	$7,122	$1,673
Compensation to broker-dealers	$1,791,274	$8,088,448	$3,014,559	$226,509	$349,713
Other uses	$65,311	$186,230	$48,387	$9,434	$4,185

Limitations on the Payment of Deferred Sales Charges

The maximum sales charge rule in the Conduct Rules of FINRA imposes a limitation on certain asset-based sales charges such as the distribution fee paid by Class C and Class R shares and the CDSC borne by the Class C shares, but not the service fee. The maximum sales charge rule is applied separately to each class. The maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by a Fund charging a service fee to (1) 6.25% of eligible gross sales of Class C and Class R shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).

Anti-Money Laundering

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the USA PATRIOT Act. The Trust’s Program provides for the development of internal practices, procedures and controls; designation of an anti-money laundering compliance officer; an ongoing training program; and an independent testing function to determine the effectiveness of the Program.

Procedures to implement the Program include determining that the Trust’s Distributor and Transfer Agent have established proper anti-money laundering procedures; checking shareholder names against designated government lists, including that of the Office of Foreign Asset Control (“OFAC”); and a complete and thorough review of all new account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the Program.

REDEMPTION OF SHARES

Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the New York Stock Exchange (the “NYSE”) is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Funds.

The value of shares of a Fund at the time of redemption may be more or less than the shareholder’s cost, depending in part on the market value of the securities held by that Fund at such time.

In electing a telephone redemption, the investor authorizes the Funds and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by the Funds or the Transfer Agent to be genuine. Neither the Funds nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in the Prospectuses. Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Funds or the Transfer Agent may temporarily suspend telephone transactions at any time.

For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., shares purchased with any manner of payment other than federal funds). A Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment has been collected for the purchase of such Fund shares, which usually will not exceed 12 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance may be automatically redeemed by that Fund.

PRICING OF SHARES

Determination of Net Asset Value

The net asset value of the shares of all classes of each Fund is determined once daily Monday through Friday as of the close of regular trading on the NYSE on each day the NYSE is open for trading based on prices at the time of the close of regular trading. Regular trading on the NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

Net asset value per share of a class of a Fund is computed by dividing the value of the securities held by that Fund plus any cash or other assets (including interest and dividends accrued but not yet received) attributable to that class, minus all liabilities (including accrued expenses) attributable to that class, by the total number of shares outstanding in that class at such time, rounded to the nearest cent. Expenses, including the fees payable to the Advisor, are accrued daily.

For each Fund, the per share net asset value of Class A, Class C and Class R shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the distribution and service fees applicable with respect to Class A, Class C and Class R shares. Moreover, the per share net asset value of the Class C and Class R shares of a Fund generally will be lower than the per share net asset value of Class A shares of that Fund, reflecting the daily expense accruals of the higher distribution and service fees applicable with respect to Class C and Class R shares of the Fund. In addition, the per share net asset value of Class C shares generally will be lower than the per share net asset value of Class R shares due to the daily expense accruals of the higher distribution and service fees applicable to Class C shares. It is expected, however, that the per share net asset value of all classes of each Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends which will differ by approximately the amount of the expense accrual differentials between the classes.

Portfolio securities are valued by an independent pricing agent to the extent possible.  In determining the net asset value of each Fund’s shares, equity securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the NYSE (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM.  Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market.

Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Fixed-income securities for which quotations or prices are not readily available are valued at their fair value as determined by the Advisor under guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or to an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from their recorded value. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the average of the quoted bid and asked prices as of the close of the exchange.

Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Events affecting the values of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Advisor under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

Each investor in each Fund may add to or reduce his or its investment in that Fund on each day the NYSE is open for trading. The value of each investor’s interest in each Fund will be determined as of the close of regular trading on the NYSE by multiplying the net asset value of that Fund by the percentage, effective for that day, that represents that investor’s share of the aggregate interests in the Fund. Any additions or withdrawals to be effected on that day will then be effected. The investor’s percentage of the aggregate beneficial interests in that Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Fund as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Fund effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor’s interest in the Fund after the close of regular trading on the NYSE on the next determination of net asset value of that Fund.

DIVIDENDS AND TAX STATUS

The following is intended to be a general summary of certain federal income tax consequences of investing in one or more Funds. It is not intended to be a complete discussion of all such tax consequences, nor does it purport to deal with all types of investors and should not be construed as tax advice. Investors are therefore advised to consult with their own tax advisors before making an investment in a Fund.

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification as a regulated investment company requires, among other things, that (1) at least 90% of each Fund’s annual gross income be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of stock, securities, or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) in connection with its business of investing in such stock, securities, or currencies; and (2) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers controlled by the Fund that are engaged in the same, similar or related trades or businesses.

As a regulated investment company, in any fiscal year in which a Fund distributes at least 90% of its net investment income (i.e., the Fund’s investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid), such Fund (but not its shareholders) will generally be relieved of paying U.S. federal income taxes on its net investment income and net capital gain (i.e., the Fund’s net long-term capital gain in excess of the sum of net short-term capital loss and capital loss carryovers from prior years, if any) that it distributes to shareholders. However, a Fund will be subject to federal income tax (currently imposed at a maximum rate of 35%) on any undistributed net investment income and net capital gain.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax payable by the Fund. To prevent imposition of this excise tax, the Fund must distribute to its shareholders, during each calendar year, at least 98% of its ordinary income for that calendar year, at least 98% of the excess of its capital gains over its capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains from preceding year(s), if any. The Funds intend to meet these distribution requirements in order to avoid this excise tax liability.

If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, will constitute dividends which although generally eligible for the dividends received deduction available to corporate shareholders, will be taxable to shareholders as ordinary income, even though such distributions might otherwise, at least in part, have been treated as long-term capital gain in such shareholders’ hands. Furthermore, in such event, non-corporate shareholders of the Fund generally would be able to treat such distributions as “qualified dividend income” eligible for reduced rates of federal income taxation.

A Fund’s transactions in certain forward and futures contracts, forward foreign currency exchange contracts (Section 1256 contracts) and certain listed options will be subject to special provisions of the Code that, among other things, may affect the character of gain or loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to shareholders. For example, at the end of each year, certain investments held by a Fund must be “marked to market” for federal income tax purposes; that is, they are treated as having been sold at their fair market value, which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement for avoiding income and excise taxes.

A shareholder’s sale of shares of a Fund will be a taxable transaction if such person is subject to U.S. federal income tax. Shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares sold and the amount received in exchange therefor. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss. Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent that shares disposed of are reacquired within a 61-day period beginning 30 days before and ending 30 days after the disposition of shares. In such a case, the basis of the shares reacquired will be adjusted to reflect the disallowed loss. Shares received in connection with the payment of a dividend by a Fund will generally constitute a reacquisition of shares for purposes of this loss disallowance rule. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received with respect to such shares.

The per share dividends on Class C shares will be lower than the per share dividends on Class I,  Class A and Class R shares of the same Fund, as a result of the distribution and service fees applicable to the Class C shares. Similarly, the per share dividends on Class A and Class R shares will be lower than the per share dividends on Class I shares as a result of the distribution and service fees applicable with respect to the Class A and Class R shares. The per share distributions of net capital gains, if any, will be paid in the same amount for each class of the same Fund.

Each Fund may be required to withhold for U.S. federal income tax purposes, a portion of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications, or if the Fund or a shareholder has been notified by the Internal Revenue Service that they are required to backup withhold. Any amounts withheld may be credited against such shareholder’s U.S. federal income tax liability.

A portion of a Fund's ordinary income distributions may be taxable to non-corporate shareholders at a reduced rate, if that Fund receives “qualifying dividend income” from its investments. The Funds intend to compute the percentage of a shareholder's ordinary income distributions that may qualify for the reduced tax rate, at least annually, if applicable.

GENERAL INFORMATION

Description of Shares

The Large Cap Value Fund, the Small Cap Value Fund and the All Cap Value Fund are currently closed to new investors, except as described in the Prospectuses.  The High Yield Fund is available for purchase only to certain residents of states in which the High Yield Fund is registered for sale.

The Agreement and Declaration of Trust permits the Trustees to establish and designate separate portfolios or funds of the Trust holding the assets of the Trust, the beneficial interests in each of which are represented by a separate series of shares. The Trustees are permitted to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the particular Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share, except that the Class A, Class C and Class R shares are subject to distribution and service fees payable under the Distribution Plan. Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. The Board of Trustees may create additional classes of shares if deemed in the best interest of shareholders. The Board of Trustees has created five series of shares, and may create additional series in the future, which have separate assets and liabilities.

The Agreement and Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Agreement and Declaration of Trust also provides that the Trust shall indemnify any shareholder for any loss arising out of a claim or demand relating to such person being or having been a shareholder.

Ten shareholders holding the lesser of $25,000 worth or one percent of the Trust’s shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants’ expense the applicants’ communication to all other shareholders.

The Trust or any Fund may be terminated if approved by the vote of a majority of the Trustees. If not so terminated, the Trust will continue indefinitely.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Common expenses incurred by the Trust are allocated among the Funds based upon relative net assets or evenly among the Funds, depending on the nature of the expenditure.

Except for any amendment that is required to be approved by shareholders by the 1940 Act or by this registration statement, the Trustees may, without shareholder vote, restate, amend or otherwise supplement the Agreement and Declaration of Trust. Shareholders do not have preemptive or conversion rights. Shares, when issued pursuant to a Prospectus of a Fund, are fully paid and non-assessable.

Issuance of Fund Shares for Securities

Investors may purchase Fund shares for consideration consisting of securities rather than cash when, in the judgment of the Advisor, the securities: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, and (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market.

Redemption in-Kind

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, a Fund may pay the redemption price in part by a distribution in-kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in-kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, has been selected as the independent registered public accounting firm of the Funds. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Custodian

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as custodian of each Fund’s assets (the “Custodian”). The Custodian is responsible for safeguarding and controlling a Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund’s investments.

Transfer Agent

U.S. Bancorp Fund Services, LLC (“Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Funds’ transfer agent pursuant to a transfer agency agreement and as the Funds’ fund accountant pursuant to a separate agreement. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

Legal Counsel for the Trust

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105, is counsel for the Trust.

Legal Counsel for the Independent Trustees

Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is counsel for the Independent Trustees.

Reports to Shareholders

The fiscal year of each Fund ends on June 30 of each year. Each Fund sends to its shareholders at least semi-annually reports showing the Fund’s portfolio and other information. An annual report containing financial statements audited by independent registered public accounting firm is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions. Only one copy of these reports is sent to the same household, unless a shareholder instructs otherwise.

Shareholder Inquiries

Shareholder inquiries may be addressed to a Fund at the address or telephone number set forth on the cover page of this SAI.

Additional Information

The Prospectuses and this SAI do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Commission, Washington, D.C., under the Securities Act and the 1940 Act, to which reference is hereby made.

Hotchkis and Wiley Capital Management, LLC has granted the Trust the right to use the “Hotchkis and Wiley” name and has reserved the right to withdraw its consent to the use of such name by the Trust at any time or to grant the use of such name to any other company.

Principal Holders

All Trustees and officers as a group owned less than 1% of the outstanding shares of the Large Cap Value, Mid-Cap Value, Small Cap Value and Core Value Funds, and 7.94% of the All Cap Value Fund as of March 6, 2009. In addition, to the knowledge of the Trust, the following entities owned 5% or more of the outstanding shares of a class of a Fund as of March 6, 2009:

Core Value Fund	Class I	Class A	Class C

Prudential Investment Management*,***	78.45%
3 Gateway Center, Floor 14
Newark, NJ 07102-4000

National Financial Services Corp.*	5.78%	23.39%	5.69%
200 Liberty Street, Floor 5
New York, NY 10281-5503

LPL Financial Corp.*		31.38%	9.32%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Merrill Lynch Pierce Fenner & Smith Inc.*		9.59%	36.41%
4800 Deer Lake Drive East, Floor 3
Jacksonville, FL 32246-6484

Stephens Inc.*		5.72%
111 Center Street, Floor 4
Little Rock, AR 72201-4401

First Clearing LLC*			12.89%
1 North Jefferson Avenue
Saint Louis, MO 63103-2205

Citigroup Global Markets Inc.*			10.22%
388 Greenwich Street
New York, NY 10013-2375

Large Cap Value Fund	Class I	Class A	Class C	Class R

Fidelity Investments Institutional Operating Co. Inc.*	26.00%
As Agent For Certain Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1999

Merrill Lynch Pierce Fenner & Smith Inc.*	9.54%	7.57%	44.50%	31.33%
4800 Deer Lake Drive East, Floor 3
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.*	9.28%
101 Montgomery Street
San Francisco, CA 94104-4151

ICMA-RC Services*	8.14%
P.O. Box 631036
Baltimore, MD 21263-1036

National Financial Services Corp.*,***		53.76%	5.63%
200 Liberty Street, Floor 5
New York, NY 10281-5503

Hartford Life Insurance Co.*		8.93%		47.36%
1 Griffin Road North
Windsor, CT 06095-1512

First Clearing LLC*			11.63%
1 North Jefferson Avenue
Saint Louis, MO 63103-2205

Large Cap Value Fund	Class I	Class A	Class C	Class R

Pershing Clearing Corporation*			6.01%
P.O. Box 2052
Jersey City, NJ 07303-2052

LPL Financial Corp.*			5.03%
9785 Towne Centre Drive
San Diego, CA 92121-1968

MG Trust Company*				10.87%
700 17th Street, Suite 300
Denver, CO 80202-3531

Prudential Investment Management*				5.02%
3 Gateway Center, Floor 14
Newark, NJ 07102-4000

Mid-Cap Value Fund	Class I	Class A	Class C	Class R

Fidelity Investments Institutional Operating Co. Inc.*	29.38%
As Agent For Certain Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1999

Prudential Investment Management*	16.43%	21.79%
3 Gateway Center, Floor 14
Newark, NJ 07102-4000

Merrill Lynch Pierce Fenner & Smith Inc.*	11.56%	14.38%	37.48%	60.11%
4800 Deer Lake Drive East, Floor 3
Jacksonville, FL 32246-6484

Charles Schwab & Co. Inc.*	11.23%	5.37%
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services Corp.*		26.65%		21.54%
200 Liberty Street, Floor 5
New York, NY 10281-5503

First Clearing LLC*			20.56%
1 North Jefferson Avenue
Saint Louis, MO 63103-2205

Hartford Life Insurance Co.*				8.60%
1 Griffin Road North
Windsor, CT 06095-1512

Small Cap Value Fund	Class I	Class A	Class C

Merrill Lynch Pierce Fenner & Smith Inc.*,***	59.93%	33.16%	55.49%
4800 Deer Lake Drive East, Floor 3
Jacksonville, FL 32246-6484

Wachovia Bank N.A.*	9.74%
1525 West WT Harris Boulevard
Charlotte, NC 28288-0001

Small Cap Value Fund	Class I	Class A	Class C

Prudential Investment Management*	7.48%
3 Gateway Center, Floor 14
Newark, NJ 07102-4000

LPL Financial Corp.*		36.12%	11.86%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Pershing Clearing Corporation*		6.79%
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles Schwab & Co. Inc.*		6.07%
101 Montgomery Street
San Francisco, CA 94104-4151

All Cap Value Fund	Class I	Class A	Class C

Stephens Inc.*	29.60%	11.86%
111 Center Street, Floor 4
Little Rock, AR 72201-4401

National Financial Services Corp.*	13.89%	6.81%
200 Liberty Street, Floor 5
New York, NY 10281-5503

David E. Green**	13.71%
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017

TD Ameritrade Trust Company*	8.62%
P.O. Box 17748
Denver, CO 80217-0748

The Burch Foundation**	6.61%
1 Rockefeller Plaza, Room 302
New York, NY 10020-2083

Merrill Lynch Pierce Fenner & Smith Inc.*		19.87%	47.64%
4800 Deer Lake Drive East, Floor 3
Jacksonville, FL 32246-6484

First Clearing LLC*		17.40%	11.81%
1 North Jefferson Avenue
Saint Louis, MO 63103-2205

Pershing Clearing Corporation*		6.61%
P.O. Box 2052
Jersey City, NJ 07303-2052

TD Ameritrade Trust Company*		6.44%
4211 South 102nd Street
Omaha, NE 68127-1123

*	Owner of record.
**	Beneficial owner.
***
Entity was the owner of record (although not necessarily the beneficial owner) of 25% or more of the outstanding shares of the Fund, and therefore may be presumed to "control" the Funds, as that term is defined by the 1940 Act.

FINANCIAL STATEMENTS

The audited financial statements of the Funds are incorporated in this SAI by reference to the Funds’ June 30, 2008 Annual Report for the Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund, and the unaudited financial statements of the Funds are incorporated in this SAI by reference to the Funds’ December 31, 2008 Semi-Annual Report for the Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. You may request a copy of the Annual Report or Semi-Annual Report at no charge by calling 1-866-HW-FUNDS (1-866-493-8637).

APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES

HOTCHKIS AND WILEY CAPITAL MANAGEMENT

PURPOSE

The purpose of these Proxy Voting Policies and Procedures is to memorialize the procedures and policies adopted by Hotchkis and Wiley Capital Management, LLC (“HWCM”) to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

POLICY

HWCM acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”). Unless a client (including a “named fiduciary” under ERISA) specifically reserves the right to vote its own proxies, HWCM will vote all proxies in sufficient time prior to their deadlines as part of its full discretionary authority over the assets.

When voting proxies for clients, HWCM’s primary concern is that all decisions be made solely in the best interest of the shareholder (for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). HWCM will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the assets of the account.

GUIDELINES

Each proxy issue will be considered individually.  The following guidelines are a partial list to be used in voting on proposals often contained in proxy statements, but will not be used as rigid rules. The voting policies below are subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated below, HWCM will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.

Management Proposals

The majority of votes presented to shareholders are proposals made by management, which have been approved and recommended by its board of directors. Generally, in the absence of any unusual or non-routine information, the following items are likely to be supported:

•	Ratification of appointment of independent registered public accounting firm
•	General updating/corrective amendments to charter
•	Increase in common share authorization for a stock split or share dividend
•	Stock option plans that are incentive based and not excessive
•	Election of directors

The following items will always require company specific and case-by-case review and analysis when submitted by management to a shareholder vote:

•	Directors’ liability and indemnity proposals
•	Executive compensation plans
•	Mergers, acquisitions, and other restructurings submitted to a shareholder vote
•	Anti-takeover and related provisions

Shareholder Proposals

Under ERISA standards, it is inappropriate to use (vote) plan assets to carry out social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of beneficiaries, and economic impact.  In general, HWCM will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals. However, HWCM will support shareholder proposals that are consistent with HWCM’s proxy voting guidelines for board-approved proposals.

Generally, shareholder proposals related to the following items are supported:

•	Confidential voting
•	Bylaw and charter amendments only with shareholder approval
•	Majority of independent directors in a board

Generally, shareholder proposals related to the following items are not supported:

•	Limitations on the tenure of directors
•	Declassification of the board
•	Cumulative voting
•
Restrictions related to social, political, or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or vested interest impact.

•	Reports which are costly to provide or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of shareholders.

Conflict of Interest

Due to the nature of HWCM’s business and its small size, it is unlikely that conflicts of interest will arise in voting proxies of public companies. However, if a potential conflict of interest did arise it would typically be a proxy for a company that is also HWCM’s client. In this event, the Compliance Department will review these votes to make sure that HWCM’s proposed votes are consistent with the established guidelines and not prompted by any conflict of interest.

HWCM may receive proxies for companies which are clients of Stephens Inc. (“Stephens”), a full service broker-dealer and investment bank and an affiliate of HWCM.  Stephens does not directly or indirectly participate in HWCM’s policies or decisions with respect to proxy voting.

HWCM employees may own the same securities held by client accounts.  The employees vote their securities independently from HWCM’s proxy voting policy.

PROCEDURES

HWCM’s Portfolio Services Department is responsible for ensuring that all proxies received by HWCM are voted in a timely manner and voted consistently across all portfolios. If HWCM is authorized to exercise proxy voting rights for a client account, HWCM will vote the proxies for securities beneficially held by the custodian for the client portfolio as of the record date of the shareholder meetings (settlement date).  Securities not held by the custodian as of the record date) (e.g., due to an unsettled purchase or securities lending) will not be voted by HWCM.  Although many proxy proposals can be voted in accordance with our established guidelines, we recognize that some proposals require special consideration, which may dictate that we make an exception to our broad guidelines.

HWCM subscribes to an independent third party proxy research firm which provides analysis and recommendation for company proxies. On specific items where the board-approved recommendation and the research firm’s recommendation do not agree, HWCM will generally approve the board-approved recommendation if it is consistent with our established guidelines. The HWCM analyst responsible for research for the company makes a determination on how to vote the proxies using our established guidelines.

Whenever HWCM is proposing to vote against the board-approved recommendations or against its established guidelines, the Compliance Department will review these votes to make sure that HWCM’s proposed vote is not prompted by any conflict of interest.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, HWCM will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that HWCM may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by HWCM that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made by clients regarding conflicts of interest in voting the proxy.

HWCM will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advise clients how they may obtain information about how HWCM voted their securities. Clients may obtain information about how their securities were voted or a copy of our Proxy Voting Policies and Procedures free of charge by written request addressed to HWCM.

APPENDIX B — DESCRIPTION OF RATINGS

Moody’s Investors Service, Inc.

LONG-TERM OBLIGATION RATINGS:

“Aaa” — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated B are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers “1,” “2” and “3” in each generic rating classification from Aa through Caa. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

“P-1” — Issuers (or supporting institutions) rated “Prime-1” have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated “Prime-2” have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated “Prime-3” have an acceptable ability to repay short-term debt obligations.

“NP” — Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

Source:  www.moodys.com

Standard & Poor’s (S&P)

LONG-TERM ISSUE CREDIT RATINGS:

“AAA” — An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

An obligation rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

“C” — An ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

“D” — An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) Minus (–) — The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS:

“A-1” — A short-term obligation rated ‘A-1’ is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory..

“A-3” — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicated finer distinctions within the ‘B’ category.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the debt.

“C” — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on a debt are jeopardized.

Source:  www2.standardandpoors.com

Fitch Ratings

LONG-TERM CREDIT RATINGS:

“AAA” — Highest credit quality. ’AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Very high credit quality. ’AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” — High credit quality. ’A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” — Good credit quality. ’BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB” — Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particulary as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

“B” — Highly speculative.  For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.  For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'RR1' (outstanding).

“CCC” — For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.  For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'RR2' (superior), or 'RR3' (good) or 'RR4' (average).

“CC” — For issuers and performing obligations, default of some kind appears probable.  For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

“C” — For issuers and performing obligations, default is imminent.  For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'RR6' (poor).

“RD” — Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .

“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

SHORT-TERM CREDIT RATINGS:

“F1” — Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” — Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” — Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” — High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

“D” — Indicates an entity or sovereign that has defaulted on all of its financial obligations

Source:  www.fitchratings.com

HOTCHKIS AND WILEY FUNDS

PART C
OTHER INFORMATION

Item 23. Exhibits.

(a)	(i)	Agreement and Declaration of Trust was previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on August 27, 2004, and is incorporated herein by reference.

(ii)	Certificate of Trust dated July 23, 2001, was previously filed with the Registration Statement on Form N-1A on August 30, 2001, and is incorporated herein by reference.

(b)	By-laws of Hotchkis and Wiley Funds were previously filed with the Registration Statement on Form N-1A on August 30, 2001, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Shareholders were previously filed with the Registration Statement on Form N-1A on August 30, 2001, and are incorporated herein by reference.

(d)	(i)
Investment Advisory Agreement relating to the Hotchkis and Wiley Large Cap Value Fund was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 19, 2001, and is incorporated herein by reference.

(1)
Amendment No. 1 to the Investment Advisory Agreement dated January 1, 2007, was previously filed with Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A on August 29, 2007, and is incorporated herein by reference.

(ii)
Investment Advisory Agreement relating to the Hotchkis and Wiley Mid-Cap Value Fund was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 19, 2001, and is incorporated herein by reference.

(1)
Amendment No. 1 to the Investment Advisory Agreement dated January 1, 2007, was previously filed with Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A on August 29, 2007, and is incorporated herein by reference.

(iii)
Investment Advisory Agreement relating to the Hotchkis and Wiley Small Cap Value Fund was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 19, 2001, and is incorporated herein by reference.

(iv)
Investment Advisory Agreement relating to the Hotchkis and Wiley All Cap Value Fund was previously filed with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A on June 26, 2003, and is incorporated herein by reference.

(v)
Investment Advisory Agreement relating to the Hotchkis and Wiley Core Value Fund was previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on August 27, 2004, and is incorporated herein by reference.

(1)
Amendment No. 1 to the Investment Advisory Agreement dated January 1, 2007, was previously filed with Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A on August 29, 2007, and is incorporated herein by reference.

(vi)	Investment Advisory Agreement relating to the Hotchkis and Wiley High Yield Fund – filed herewith.

(e)
Distribution Agreement dated February 18, 2005, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on August 29, 2005, and is incorporated herein by reference.

(i)
Amendment to Distribution Agreement dated August 15, 2005, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on August 29, 2005, and is incorporated herein by reference.

(ii)
Second Amendment to Distribution Agreement dated February 6, 2006, was previously filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on August 29, 2006, and is incorporated herein by reference.

(iii)
Third Amendment to Distribution Agreement dated January 1, 2008, was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on August 29, 2008, and is incorporated herein by reference.

(iv)	Fourth Amendment to Distribution Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Custodian Agreement dated October 10, 2001, was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 19, 2001, and is incorporated herein by reference.

(i)
Appendix A to Custodian Agreement dated July 16, 2004, was previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on August 27, 2004, and is incorporated herein by reference.

(ii)
First Amendment to Custodian Agreement dated October 26, 2005, was previously filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on August 29, 2006, and is incorporated herein by reference.

(iii)
Revised Global Custody Fee Schedule to Custodian Agreement dated November 1, 2007, was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on August 29, 2008, and is incorporated herein by reference.

(iv)	Appendix A to Custodian Agreement – filed herewith.

(h)	Other Material Contracts:

(i)
Amended and Restated Fund Accounting Servicing Agreement dated October 26, 2005, was previously filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on August 29, 2006, and is incorporated herein by reference.

(1)
Amendment to Fund Accounting Servicing Agreement dated January 1, 2008, was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on August 29, 2008, and is incorporated herein by reference.

(2)	Second Amendment to Fund Accounting Servicing Agreement – filed herewith.

2

(ii)
Transfer Agent Servicing Agreement dated October 19, 2001, was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 19, 2001, and is incorporated herein by reference.

(1)
First Amendment to Transfer Agent Servicing Agreement dated July 24, 2002, was previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A on August 27, 2002, and is incorporated herein by reference.

(2)
Amendment to Transfer Agent Servicing Agreement dated October 1, 2003, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on August 26, 2005, and is incorporated herein by reference.

(3)
Amendment to Transfer Agent Servicing Agreement dated January 6, 2004, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on August 29, 2005, and is incorporated herein by reference.

(4)
Exhibit A to Transfer Agent Servicing Agreement dated August 25, 2004, was previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on August 27, 2004, and is incorporated herein by reference.

(5)
Amendment to Transfer Agent Servicing Agreement dated October 25, 2004, was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on August 29, 2008, and is incorporated herein by reference.

(6)
Addendum to Transfer Agent Servicing Agreement dated September 7, 2007, was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on August 29, 2008, and is incorporated herein by reference.

(7)
Amendment to Transfer Agent Servicing Agreement dated January 1, 2008, was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on August 29, 2008, and is incorporated herein by reference.

(8)	Amendment to Transfer Agent Servicing Agreement – filed herewith.

(iii)
Fund Administration Servicing Agreement dated February 18, 2005, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on August 29, 2005, and is incorporated herein by reference.

(1)
First Amendment to Fund Administration Servicing Agreement dated February 8, 2006, was previously filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on August 29, 2006, and is incorporated herein by reference.

(2)
Addendum to Fund Administration Servicing Agreement dated August 23, 2006, was previously filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on August 29, 2006, and is incorporated herein by reference.

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(3)
Amendment to Fund Administration Servicing Agreement dated January 1, 2008, was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on August 29, 2008, and is incorporated herein by reference.

(4)	Amendment to Fund Administration Servicing Agreement – filed herewith.

(iv)
Operating Expense Limitation Agreement dated July 28, 2004, was previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on August 27, 2004, and is incorporated herein by reference.

(1)
Amendment to Operating Expense Limitation Agreement dated July 28, 2005, was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on August 29, 2005, and is incorporated herein by reference.

(2)
Amendment to Operating Expense Limitation Agreement dated August 23, 2006, was previously filed with Post-Effective No. 12 to the Registration Statement on Form N-1A on August 29, 2006, and is incorporated herein by reference.

(3)
Amendment to Operating Expense Limitation Agreement dated May 16, 2007, was previously filed with Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A on August 29, 2007, and is incorporated herein by reference.

(4)
Amendment to Operating Expense Limitation Agreement dated August 20, 2008, was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on August 29, 2008, and is incorporated herein by reference.

(5)	Addendum to Operating Expense Limitation Agreement – filed herewith.

(v)
License Agreement Relating to Use of Name dated October 17, 2001, was previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 19, 2001, and is incorporated herein by reference.

(vi)
Form of Trustee Indemnification Agreement was previously filed with Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A on August 29, 2007, and is incorporated herein by reference.

(i)	Opinion of Counsel.

(i)
For the Large Cap Value Fund, the Mid-Cap Cap Value Fund, the Small Cap Value Fund and the All Cap Value Fund dated August 20, 2003, was previously filed with Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A on August 28, 2003, and is incorporated herein by reference.

(ii)
For the Core Value Fund dated August 27, 2004, was previously filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on August 27, 2004, and is incorporated herein by reference.

(iii)	For the High Yield Fund – filed herewith.

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(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Initial Capital Agreements dated October 17, 2001, were previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A on October 19, 2001, and are incorporated herein by reference.

(m)
Distribution Plan pursuant to Rule 12b-1 was previously filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A on August 26, 2005, and is incorporated herein by reference.

(i)	Appendix A to Distribution Plan – filed herewith.

(n)	Plan Pursuant to Rule 18f-3 was previously filed with Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A on August 28, 2003, and is incorporated herein by reference.

(o)	Reserved.

(p)	(i)
Code of Ethics dated August 20, 2008, for Hotchkis and Wiley Funds and Hotchkis and Wiley Capital Management, LLC, was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on August 29, 2008, and is incorporated herein by reference.

(ii)
Code of Ethics for Access Persons of Quasar Distributors, LLC, was previously filed with Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A on August 29, 2008, and is incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with the Funds.

No person is directly or indirectly controlled by or under common control with the Funds.

Item 25. Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Sections 2, 3 and 4 of Article VII of the Registrant’s Agreement and Declaration of Trust (the “Declaration of Trust”) (Exhibit (a)(i) to this Registration Statement), Trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

Article VII, Sections 2 and 3 of the Declaration of Trust provide, inter alia, that no Trustee of the Registrant shall be liable to the Registrant, its holders, or to any other Trustee for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

Article VII, Section 2 of the Declaration of Trust provides:

Section 2. Indemnification and Limitation of Liability.  A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the Series that such person extended credit to, contracted with or has a claim against, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or her capacity as Trustee or Trustees and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

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Article 11, Section 3 of the Registrant’s By-laws further provides:

Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

(1)            who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or

(2)            with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i)	by the court or other body before which the proceeding was brought;

(ii)
by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts as opposed to a full trial-type inquiry); or

(iii)
by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

As permitted by Article VII, Section 4 of the Declaration of Trust, the Trustees may maintain insurance for Trustees, officers, employees and agents in the amount the Trustees deem adequate.

Each Trustee has entered into an indemnification agreement (each, an “Indemnification Agreement”) with the Registrant (Exhibit (h)(vi) to this Registration Statement) which provides that the Registrant shall indemnify and hold harmless the Trustee against any expenses actually and reasonably incurred by the Trustee in any proceeding arising out of or in connection with the Trustee’s service to the Registrant, to the fullest extent permitted by the Declaration of Trust and By-laws of the Registrant, the Delaware Statutory Trust Act, the Securities Act and the 1940 Act.  Each Trustee shall be indemnified against such expenses unless the Trustee is subject to such expenses by reason of the Trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as defined in Section 17(f) of the 1940 Act.

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The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and By-laws and the Indemnification Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser.

See “Management of the Fund” in the Prospectus and “Management” in the Statement of Additional Information for information regarding the business of Hotchkis and Wiley Capital Management, LLC (the “Adviser”).  For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser, reference is made to the Adviser’s Form ADV, as amended, (CRD number 114649) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, also acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Artio Global Equity Fund, Inc.	Masters' Select Funds Trust
Artio Global Investment Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Trust
Brazos Mutual Funds	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cullen Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	Primecap Odyssey Funds
First American Funds, Inc.	Professionally Managed Portfolios
First American Investment Funds, Inc.	Prospector Funds, Inc.
First American Strategy Funds, Inc.	Purisima Funds
Fort Pitt Capital Funds	Quaker Investment Trust
Glenmede Fund, Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	Rockland Funds Trust
Greenspring Fund, Inc.	Thompson Plumb Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	Underlying Funds Trust

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Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
WY Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	None
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(c)           Not applicable.

Item 28. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant or Registrant’s investment adviser, 725 S. Figueroa Street, 39th Floor, Los Angeles, California 90017, or 400 South Hope Street, Los Angeles, California 90071, or Registrant’s Transfer Agent, Fund Accountant and Fund Administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, Registrant’s custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, or Registrant’s distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 16 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and the State of California on March 30, 2009.

Hotchkis and Wiley Funds

/s/ Anna Marie Lopez
Anna Marie Lopez
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Trustee
Randall H. Breitenbach		Date

/s/ Robert L. Burch III	Trustee	March 30, 2009
Robert L. Burch III		Date

/s/ Alejandra C. Edwards	Trustee	March 30, 2009
Alejandra C. Edwards		Date

/s/ Marcy Elkind	Trustee	March 30, 2009
Marcy Elkind		Date

/s/ Robert Fitzgerald	Trustee	March 30, 2009
Robert Fitzgerald		Date

/s/ John A.G. Gavin	Trustee	March 30, 2009
John A.G. Gavin		Date

/s/ Donald Morrison	Trustee	March 30, 2009
Donald Morrison		Date

/s/ George H. Davis, Jr.	Trustee	March 30, 2009
George H. Davis, Jr.		Date

/s/ Anna Marie Lopez	Principal Executive Officer	March 30, 2009
Anna Marie Lopez		Date

/s/ James Menvielle	Principal Financial and	March 30, 2009
James Menvielle	Accounting Officer	Date

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INDEX TO EXHIBITS

Exhibit Number	Description
(d)(vi)	Investment Advisory Agreement (High Yield Fund)
(e)(iv)	Fourth Amendment to Distribution Agreement
(g)(iv)	Appendix A to Custodian Agreement
(h)(i)(2)	Second Amendment to Fund Accounting Servicing Agreement
(h)(ii)(8)	Amendment to Transfer Agent Servicing Agreement
(h)(iii)(4)	Amendment to Fund Administration Servicing Agreement
(h)(iv)(5)	Addendum to Operating Expense Limitation Agreement
(i)(iii)	Opinion of Counsel (High Yield Fund)
(j)	Consent of Independent Registered Public Accounting Firm
(m)(i)	Appendix A to Distribution Plan

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